UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-23402
Name of Fund:
BlackRock ETF Trust
BlackRock U.S. Carbon Transition Readiness ETF
BlackRock World ex U.S. Carbon Transition Readiness ETF
iShares FinTech Active ETF
iShares Health Innovation Active ETF
iShares International Country Rotation Active ETF
iShares Large Cap Core Active ETF
iShares Large Cap Value Active ETF
iShares U.S. Equity Factor Rotation Active ETF
iShares U.S. Industry Rotation Active ETF
iShares U.S. Thematic Rotation Active ETF
Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock ETF Trust, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
7/31/2025
Date of reporting period:
1/31/2025
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

BlackRock U.S. Carbon Transition Readiness ETF
LCTU | NYSE Arca
Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about BlackRock U.S. Carbon Transition Readiness ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock U.S. Carbon Transition Readiness ETF	$8	0.15%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	10.51%	25.97%	11.45%
Russell 1000® Index	10.85	26.71	11.78
Key Fund statistics
Net Assets	$1,294,105,010
Number of Portfolio Holdings	297
Portfolio Turnover Rate	19%
The inception date of the Fund was April 6, 2021.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of January 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	29.4%
Financials	14.7%
Consumer Discretionary	11.5%
Health Care	10.2%
Communication Services	9.8%
Industrials	8.8%
Consumer Staples	5.5%
Energy	3.1%
Materials	2.4%
Utilities	2.4%
Real Estate	2.2%
Ten largest holdings
Security	Percent of Total Investments(a)
Apple Inc.	6.8%
Nvidia Corp.	5.2%
Microsoft Corp.	4.6%
Amazon.com Inc.	3.5%
Meta Platforms Inc., Class A	2.8%
Alphabet Inc., Class A	2.3%
Tesla Inc.	2.1%
Alphabet Inc., Class C	1.9%
Mastercard Inc., Class A	1.9%
Broadcom Inc.	1.8%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock U.S. Carbon Transition Readiness ETF
Semi-Annual Shareholder Report — January 31, 2025
LCTU-01/25-SAR

BlackRock World ex U.S. Carbon Transition Readiness ETF
LCTD | NYSE Arca
Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about BlackRock World ex U.S. Carbon Transition Readiness ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock World ex U.S. Carbon Transition Readiness ETF	$11	0.22%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	0.63%	8.77%	2.94%
MSCI World ex USA Index	1.53	9.44	4.48
Key Fund statistics
Net Assets	$259,518,252
Number of Portfolio Holdings	350
Portfolio Turnover Rate	16%
The inception date of the Fund was April 6, 2021.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of January 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	24.0%
Industrials	17.3%
Health Care	11.0%
Consumer Discretionary	10.4%
Information Technology	9.5%
Consumer Staples	7.3%
Materials	6.5%
Energy	4.9%
Communication Services	4.1%
Utilities	3.2%
Real Estate	1.8%
Ten largest holdings
Security	Percent of Total Investments(a)
Royal Bank of Canada	1.9%
Nestle SA	1.9%
HSBC Holdings PLC	1.8%
ASML Holding NV	1.6%
Schneider Electric SE	1.6%
AstraZeneca PLC	1.5%
SAP SE	1.5%
Novo Nordisk A/S, Class B	1.5%
LVMH Moet Hennessy Louis Vuitton SE	1.4%
Iberdrola SA	1.3%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock World ex U.S. Carbon Transition Readiness ETF
Semi-Annual Shareholder Report — January 31, 2025
LCTD-01/25-SAR

iShares FinTech Active ETF
BPAY | NYSE Arca
Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares FinTech Active ETF (the “Fund”) (formerly known as BlackRock Future Financial and Technology ETF) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares FinTech Active ETF	$38	0.70%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	16.31%	27.36%	5.96%
MSCI All Country World Index	7.37	20.72	13.69
Key Fund statistics
Net Assets	$6,784,955
Number of Portfolio Holdings	38
Portfolio Turnover Rate	33%
The inception date of the Fund was August 16, 2022.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of January 31, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Financial Services	44.9%
Consumer Finance	19.8%
Banks	13.2%
Capital Markets	8.8%
Professional Services	5.0%
Software	4.9%
Wireless Telecommunication Services	2.4%
Insurance	1.0%
Ten largest holdings
Security	Percent of Total Investments(a)
Capital One Financial Corp.	6.2%
Synchrony Financial	5.9%
PayPal Holdings Inc.	5.1%
Charles Schwab Corp. (The)	5.1%
Rakuten Bank Ltd.	5.1%
Dun & Bradstreet Holdings Inc.	5.0%
Block Inc.	5.0%
Global Payments Inc.	4.9%
Fiserv Inc.	4.7%
Worldline SA/France	4.0%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares FinTech Active ETF
Semi-Annual Shareholder Report — January 31, 2025
BPAY-01/25-SAR

iShares Health Innovation Active ETF
BMED | NYSE Arca
Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares Health Innovation Active ETF (the “Fund”) (formerly known as BlackRock Future Health ETF) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Health Innovation Active ETF	$43	0.85%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	2.34%	7.40%	1.36%
MSCI All Country World Index	7.37	20.72	12.31
STOXX Global Breakthrough Healthcare Index	2.39	10.27	(0.93)
MSCI ACWI SMID Growth Health Care Index	2.93	11.33	(0.79)
Key Fund statistics
Net Assets	$3,196,974
Number of Portfolio Holdings	119
Portfolio Turnover Rate	63%
The inception date of the Fund was September 29, 2020.
Effective November 1, 2024, the Fund has changed the benchmark against which it measures its performance from the MSCI ACWI SMID Growth Health Care Index to the STOXX Global Breakthrough Healthcare Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of January 31, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Biotechnology	38.5%
Health Care Equipment & Supplies	28.7%
Life Sciences Tools & Services	19.3%
Pharmaceuticals	11.2%
Health Care Providers & Services	2.3%
Ten largest holdings
Security	Percent of Total Investments(a)
Intuitive Surgical Inc.	5.3%
Boston Scientific Corp.	5.2%
Argenx SE	3.6%
Gilead Sciences Inc.	3.2%
Roche Holding AG	2.9%
Lonza Group AG	2.7%
Abbott Laboratories	2.5%
UCB SA	2.4%
Medtronic PLC	2.2%
Repligen Corp.	2.2%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc., STOXX Ltd. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Health Innovation Active ETF
Semi-Annual Shareholder Report — January 31, 2025
BMED-01/25-SAR

iShares International Country Rotation Active ETF
CORO | NASDAQ
Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares International Country Rotation Active ETF (the “Fund”) for the period of December 3, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
What were the Fund costs for the period ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares International Country Rotation Active ETF	$1(a)	0.04%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.
Key Fund statistics
Net Assets	$5,919,830
Number of Portfolio Holdings	37
Portfolio Turnover Rate	14%
What did the Fund invest in?
(as of January 31, 2025)
Portfolio composition
Asset Class	Percent of Total Investments(a)
International Equity	97.5%
Domestic Equity	2.5%
Ten largest holdings
Security	Percent of Total Investments(a)
iShares MSCI Japan ETF	13.8%
iShares MSCI United Kingdom ETF	9.8%
iShares MSCI China ETF	8.7%
iShares MSCI Canada ETF	7.6%
iShares MSCI France ETF	6.8%
iShares MSCI Germany ETF	6.1%
iShares MSCI Switzerland ETF	5.4%
iShares MSCI Taiwan ETF	5.4%
iShares MSCI India ETF	5.1%
iShares MSCI Australia ETF	4.7%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares International Country Rotation Active ETF
Semi-Annual Shareholder Report — January 31, 2025
CORO-01/25-SAR

iShares Large Cap Core Active ETF
BLCR | NASDAQ
Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares Large Cap Core Active ETF (the “Fund”) (formerly known as BlackRock Large Cap Core ETF) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Large Cap Core Active ETF	$19	0.36%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	9.25%	20.68%	28.05%
Russell 1000® Index	10.85	26.71	34.46
Key Fund statistics
Net Assets	$7,853,413
Number of Portfolio Holdings	36
Portfolio Turnover Rate	66%
The inception date of the Fund was October 24, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of January 31, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Interactive Media & Services	13.0%
Semiconductors & Semiconductor Equipment	11.0%
Health Care Providers & Services	10.0%
Capital Markets	8.9%
Broadline Retail	8.1%
Software	7.7%
Financial Services	5.1%
Communications Equipment	4.2%
Chemicals	3.9%
Oil, Gas & Consumable Fuels	3.3%
Other*	24.8%
Ten largest holdings
Security	Percent of Total Investments(a)
Amazon.com Inc.	8.1%
Microsoft Corp.	7.7%
Meta Platforms Inc., Class A	7.0%
Visa Inc., Class A	5.1%
Ciena Corp.	4.2%
Air Products and Chemicals Inc.	3.9%
Nvidia Corp.	3.8%
Alphabet Inc., Class A	3.4%
Broadcom Inc.	3.4%
Intercontinental Exchange Inc.	3.4%
(a)	Excludes money market funds.
*	Ten largest industries are presented. Additional industries are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Large Cap Core Active ETF
Semi-Annual Shareholder Report — January 31, 2025
BLCR-01/25-SAR

iShares Large Cap Value Active ETF
BLCV | NYSE Arca
Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares Large Cap Value Active ETF (the “Fund”) (formerly known as BlackRock Large Cap Value ETF) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Large Cap Value Active ETF	$6	0.11%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	3.88%	15.32%	19.21%
Russell 1000® Index	10.85	26.71	26.18
Russell 1000® Value Index	6.77	19.54	18.12
Key Fund statistics
Net Assets	$16,386,277
Number of Portfolio Holdings	54
Portfolio Turnover Rate	19%
The inception date of the Fund was May 19, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of January 31, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Health Care Providers & Services	11.8%
Banks	11.4%
Professional Services	7.1%
Oil, Gas & Consumable Fuels	5.9%
Aerospace & Defense	5.4%
Health Care Equipment & Supplies	5.3%
Chemicals	4.2%
Insurance	3.8%
Financial Services	3.3%
Broadline Retail	3.0%
Other*	38.8%
Ten largest holdings
Security	Percent of Total Investments(a)
Wells Fargo & Co.	4.6%
Citigroup Inc.	4.1%
CVS Health Corp.	3.4%
SS&C Technologies Holdings Inc.	3.2%
Cardinal Health Inc.	3.2%
Amazon.com Inc.	3.0%
Medtronic PLC	3.0%
Cisco Systems Inc.	2.9%
First Citizens BancShares Inc./NC, Class A	2.7%
Microsoft Corp.	2.6%
(a)	Excludes money market funds.
*	Ten largest industries are presented. Additional industries are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Large Cap Value Active ETF
Semi-Annual Shareholder Report — January 31, 2025
BLCV-01/25-SAR

iShares U.S. Equity Factor Rotation Active ETF
DYNF | NYSE Arca
Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares U.S. Equity Factor Rotation Active ETF (the “Fund”) (formerly known as BlackRock U.S. Equity Factor Rotation ETF) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Equity Factor Rotation Active ETF	$12	0.23%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV	11.64%	30.88%	15.61%	15.80%
MSCI USA Index	10.81	26.91	15.20	15.70
Key Fund statistics
Net Assets	$14,813,866,042
Number of Portfolio Holdings	85
Portfolio Turnover Rate	22%
The inception date of the Fund was March 19, 2019.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of January 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	31.2%
Financials	18.9%
Communication Services	14.2%
Consumer Discretionary	11.6%
Industrials	7.9%
Consumer Staples	5.7%
Health Care	5.5%
Energy	3.4%
Utilities	1.6%
Ten largest holdings
Security	Percent of Total Investments(a)
Nvidia Corp.	7.2%
Microsoft Corp.	7.0%
Apple Inc.	7.0%
Amazon.com Inc.	4.6%
Meta Platforms Inc., Class A	4.5%
Bank of America Corp.	3.9%
JPMorgan Chase & Co.	3.4%
Costco Wholesale Corp.	3.1%
Alphabet Inc., Class A	3.0%
Exxon Mobil Corp.	3.0%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares U.S. Equity Factor Rotation Active ETF
Semi-Annual Shareholder Report — January 31, 2025
DYNF-01/25-SAR

iShares U.S. Industry Rotation Active ETF
INRO | NASDAQ
Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares U.S. Industry Rotation Active ETF (the “Fund”) (formerly known as BlackRock U.S. Industry Rotation ETF) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Industry Rotation Active ETF	$22	0.42%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	Since Fund Inception
Fund NAV	9.79%	14.48%
MSCI USA Index	10.81	17.84
Key Fund statistics
Net Assets	$19,932,221
Number of Portfolio Holdings	445
Portfolio Turnover Rate	190%
The inception date of the Fund was March 26, 2024.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of January 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	31.8%
Financials	15.9%
Communication Services	15.8%
Consumer Discretionary	10.9%
Industrials	10.0%
Health Care	7.2%
Energy	4.4%
Materials	2.7%
Utilities	1.0%
Real Estate	0.3%
Ten largest holdings
Security	Percent of Total Investments(a)
Apple Inc.	7.3%
Nvidia Corp.	6.1%
Microsoft Corp.	6.0%
Meta Platforms Inc., Class A	4.3%
Alphabet Inc., Class A	3.4%
Alphabet Inc., Class C	3.0%
Tesla Inc.	2.7%
Amazon.com Inc.	2.2%
Broadcom Inc.	2.0%
T-Mobile U.S. Inc.	1.7%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares U.S. Industry Rotation Active ETF
Semi-Annual Shareholder Report — January 31, 2025
INRO-01/25-SAR

iShares U.S. Thematic Rotation Active ETF
THRO | NYSE Arca
Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares U.S. Thematic Rotation Active ETF (the “Fund”) (formerly known as BlackRock Future U.S. Themes ETF) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Thematic Rotation Active ETF	$32	0.60%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	12.07%	31.17%	12.03%
S&P 500® Index	10.12	26.38	10.52
Key Fund statistics
Net Assets	$14,534,637
Number of Portfolio Holdings	174
Portfolio Turnover Rate	31%
The inception date of the Fund was December 14, 2021.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of January 31, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Software	12.0%
Semiconductors & Semiconductor Equipment	9.5%
Specialty Retail	9.0%
Health Care Equipment & Supplies	7.1%
Technology Hardware, Storage & Peripherals	6.6%
Interactive Media & Services	6.4%
Consumer Staples Distribution & Retail	6.1%
Broadline Retail	4.8%
Machinery	4.4%
Electronic Equipment, Instruments & Components	3.4%
Other*	30.7%
Ten largest holdings
Security	Percent of Total Investments(a)
Nvidia Corp.	6.6%
Apple Inc.	5.6%
Microsoft Corp.	5.5%
Amazon.com Inc.	4.2%
TJX Companies Inc. (The)	3.3%
Costco Wholesale Corp.	3.0%
Meta Platforms Inc., Class A	2.8%
Boston Scientific Corp.	2.7%
Ross Stores Inc.	2.5%
Walmart Inc.	2.3%
(a)	Excludes money market funds.
*	Ten largest industries are presented. Additional industries are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares U.S. Thematic Rotation Active ETF
Semi-Annual Shareholder Report — January 31, 2025
THRO-01/25-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

January 31, 2025

2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock ETF Trust
• BlackRock U.S. Carbon Transition Readiness ETF | LCTU | NYSE Arca
• BlackRock World ex U.S. Carbon Transition Readiness ETF | LCTD | NYSE Arca
• iShares FinTech Active ETF | BPAY | NYSE Arca
• iShares Health Innovation Active ETF | BMED | NYSE Arca
• iShares International Country Rotation Active ETF | CORO | NASDAQ
• iShares Large Cap Core Active ETF | BLCR | NASDAQ
• iShares Large Cap Value Active ETF | BLCV | NYSE Arca
• iShares U.S. Equity Factor Rotation Active ETF | DYNF | NYSE Arca
• iShares U.S. Industry Rotation Active ETF | INRO | NASDAQ
• iShares U.S. Thematic Rotation Active ETF | THRO | NYSE Arca

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
January 31, 2025
BlackRock U.S. Carbon Transition Readiness ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.5%
General Electric Co.	55,097	$11,216,096
Hexcel Corp.	18,443	1,202,484
RTX Corp.	52,877	6,818,489
Spirit AeroSystems Holdings Inc., Class A(a)	5,831	198,312
		19,435,381
Air Freight & Logistics — 0.4%
CH Robinson Worldwide Inc.	19,836	1,973,484
Expeditors International of Washington Inc.	26,068	2,960,803
GXO Logistics Inc.(a)	5,741	260,929
		5,195,216
Automobile Components — 0.0%
BorgWarner Inc.	4,917	156,852
Automobiles — 2.2%
General Motors Co.	14,164	700,551
Lucid Group Inc., Class A(a)(b)	83,252	229,776
Rivian Automotive Inc., Class A(a)(b)	58,552	735,413
Tesla Inc.(a)	66,921	27,076,237
		28,741,977
Banks — 3.5%
Bank of America Corp.	10,237	473,973
Citigroup Inc.	20,200	1,644,886
East West Bancorp. Inc.	1,491	153,528
FNB Corp.	143,971	2,258,905
JPMorgan Chase & Co.	75,678	20,228,730
KeyCorp	491,870	8,843,823
M&T Bank Corp.	20,730	4,171,705
NU Holdings Ltd./Cayman Islands, Class A(a)	79,826	1,056,896
Pinnacle Financial Partners Inc.	4	499
U.S. Bancorp	79,703	3,808,209
Wells Fargo & Co.	42,080	3,315,904
		45,957,058
Beverages — 1.5%
Brown-Forman Corp., Class B	10	330
Coca-Cola Co. (The)	202,693	12,866,952
Keurig Dr Pepper Inc.	60,221	1,933,094
PepsiCo Inc.	27,755	4,182,401
		18,982,777
Biotechnology — 2.0%
AbbVie Inc.	44,296	8,146,034
Alnylam Pharmaceuticals Inc.(a)	3,822	1,036,947
Amgen Inc.	19,639	5,605,363
Biogen Inc.(a)	13,714	1,973,856
Gilead Sciences Inc.	53,498	5,200,006
Natera Inc.(a)	9,525	1,685,163
Vertex Pharmaceuticals Inc.(a)	3,573	1,649,583
		25,296,952
Broadline Retail — 4.1%
Amazon.com Inc.(a)	186,218	44,260,294
Coupang Inc.(a)	16,342	384,201
eBay Inc.	67,134	4,530,202
Etsy Inc.(a)	68,130	3,741,018
		52,915,715
Building Products — 0.6%
Fortune Brands Innovations Inc., NVS	6	430
Trane Technologies PLC	22,333	8,101,296
		8,101,726
Capital Markets — 4.3%
Ameriprise Financial Inc.	895	486,307
Security	Shares	Value
Capital Markets (continued)
Ares Management Corp., Class A	12,409	$2,459,712
Carlyle Group Inc. (The)	3,951	221,888
Goldman Sachs Group Inc. (The)	29,065	18,613,226
Jefferies Financial Group Inc.	2,509	192,917
KKR & Co. Inc.	41,203	6,883,785
LPL Financial Holdings Inc.	7,102	2,605,653
MarketAxess Holdings Inc.	2	441
Morgan Stanley	5,272	729,803
Nasdaq Inc.	76,458	6,295,552
Raymond James Financial Inc.	14,738	2,483,058
Robinhood Markets Inc., Class A(a)	11,087	575,970
S&P Global Inc.	25,847	13,476,885
XP Inc., Class A	13,134	179,279
		55,204,476
Chemicals — 2.1%
Air Products and Chemicals Inc.	4,701	1,576,057
Albemarle Corp.	12,482	1,050,860
Ecolab Inc.	59,495	14,885,054
Element Solutions Inc.	61,524	1,587,934
FMC Corp.	29,963	1,671,336
PPG Industries Inc.	56,489	6,517,701
		27,288,942
Commercial Services & Supplies — 0.4%
Clean Harbors Inc.(a)	6,166	1,436,678
Tetra Tech Inc.	10	368
Veralto Corp.	30,712	3,175,314
Waste Management Inc.	1,039	228,850
		4,841,210
Communications Equipment — 0.9%
Cisco Systems Inc.	192,285	11,652,471
Motorola Solutions Inc.	624	292,812
		11,945,283
Construction & Engineering — 0.3%
AECOM	25,191	2,656,139
MasTec Inc.(a)	5,139	745,618
Quanta Services Inc.	3,694	1,136,311
		4,538,068
Construction Materials — 0.1%
CRH PLC	9,658	956,432
Consumer Finance — 0.8%
American Express Co.	1,521	482,842
Capital One Financial Corp.	46,513	9,475,163
		9,958,005
Consumer Staples Distribution & Retail — 1.9%
Costco Wholesale Corp.	20,798	20,379,544
Sysco Corp.	16,707	1,218,275
Target Corp.	19,733	2,721,378
Walmart Inc.	2,238	219,682
		24,538,879
Containers & Packaging — 0.1%
Avery Dennison Corp.	2,909	540,289
Crown Holdings Inc.	10,178	894,239
		1,434,528
Diversified Consumer Services — 0.0%
Grand Canyon Education Inc.(a)	1,372	240,978
Diversified Telecommunication Services — 0.2%
Frontier Communications Parent Inc.(a)	12	429
Liberty Global Ltd., Class A(a)(b)	19,840	228,359

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock U.S. Carbon Transition Readiness ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Diversified Telecommunication Services (continued)
Verizon Communications Inc.	45,326	$1,785,391
		2,014,179
Electric Utilities — 0.8%
Constellation Energy Corp.	5,685	1,705,386
Edison International	15,945	861,030
Eversource Energy	69,359	4,000,627
NextEra Energy Inc.	26,490	1,895,624
NRG Energy Inc.	13,317	1,364,194
PG&E Corp.	60,144	941,254
		10,768,115
Electrical Equipment — 1.4%
Eaton Corp. PLC	27,079	8,839,669
GE Vernova Inc.	10,211	3,807,477
Hubbell Inc., Class B	11,688	4,944,141
Vertiv Holdings Co., Class A(b)	1,302	152,360
		17,743,647
Energy Equipment & Services — 0.7%
Baker Hughes Co., Class A	172,508	7,966,419
Schlumberger NV	4,409	177,595
TechnipFMC PLC	48,309	1,451,685
		9,595,699
Entertainment — 1.4%
Liberty Media Corp-Liberty Live, Class A, NVS(a)	4,999	359,778
Liberty Media Corp-Liberty Live, Class C, NVS(a)(b)	5,456	401,507
Netflix Inc.(a)	13,488	13,174,539
Spotify Technology SA(a)	2,308	1,266,053
Walt Disney Co. (The)	23,062	2,607,390
		17,809,267
Financial Services — 3.8%
Apollo Global Management Inc.	5,044	862,423
Berkshire Hathaway Inc., Class B(a)	35,063	16,432,976
Block Inc.(a)	55,853	5,072,570
Mastercard Inc., Class A	43,099	23,938,478
PayPal Holdings Inc.(a)	17,938	1,588,948
Visa Inc., Class A	2,198	751,276
		48,646,671
Food Products — 0.8%
Bunge Global SA	6,125	466,296
Ingredion Inc.	2	273
McCormick & Co. Inc./MD, NVS	60,810	4,696,356
Mondelez International Inc., Class A	79,938	4,635,605
		9,798,530
Ground Transportation — 0.6%
JB Hunt Transport Services Inc.	18,370	3,145,311
Uber Technologies Inc.(a)	76,757	5,131,206
		8,276,517
Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	78,416	10,031,759
Baxter International Inc.	21,936	714,236
Becton Dickinson & Co.	3,716	920,082
Boston Scientific Corp.(a)	16,060	1,643,902
Dentsply Sirona Inc.	59,712	1,179,909
Edwards Lifesciences Corp.(a)	29,738	2,154,518
Hologic Inc.(a)	48,442	3,494,606
Insulet Corp.(a)	487	135,571
Intuitive Surgical Inc.(a)	6,041	3,454,727
Medtronic PLC	76,041	6,906,044
ResMed Inc.	1,852	437,405
		31,072,759
Security	Shares	Value
Health Care Providers & Services — 1.6%
Centene Corp.(a)	40,243	$2,576,760
Cigna Group (The)	17,479	5,142,497
CVS Health Corp.	53,686	3,032,185
DaVita Inc.(a)	12,359	2,177,656
Elevance Health Inc.	8,666	3,429,136
Humana Inc.	9,088	2,664,874
UnitedHealth Group Inc.	2,539	1,377,382
		20,400,490
Health Care REITs — 0.2%
Alexandria Real Estate Equities Inc.	2,572	250,384
Healthpeak Properties Inc.	24,946	515,384
Ventas Inc.	22,371	1,351,656
Welltower Inc.	2,498	340,927
		2,458,351
Health Care Technology — 0.4%
Veeva Systems Inc., Class A(a)	23,990	5,595,907
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts Inc.	10,130	169,272
Hotels, Restaurants & Leisure — 2.3%
Airbnb Inc., Class A(a)	4,393	576,230
Booking Holdings Inc.	1,734	8,214,929
Expedia Group Inc.(a)	10,197	1,743,177
Las Vegas Sands Corp.	26,373	1,208,674
McDonald's Corp.	7,991	2,307,002
MGM Resorts International(a)	47,489	1,637,421
Royal Caribbean Cruises Ltd.	12,552	3,346,363
Starbucks Corp.	28,999	3,122,612
Wendy's Co. (The)	12,389	183,729
Yum! Brands Inc.	61,724	8,054,982
		30,395,119
Household Durables — 0.2%
Whirlpool Corp.	18,696	1,963,267
Household Products — 1.2%
Church & Dwight Co. Inc.	54,452	5,745,775
Colgate-Palmolive Co.	64,922	5,628,737
Procter & Gamble Co. (The)	25,806	4,283,538
		15,658,050
Industrial Conglomerates — 0.1%
Honeywell International Inc.	5,552	1,242,093
Industrial REITs — 0.6%
Prologis Inc.	54,015	6,441,289
Rexford Industrial Realty Inc.	18,798	764,326
		7,205,615
Insurance — 2.2%
Allstate Corp. (The)	18,009	3,463,671
American Financial Group Inc./OH	3,766	514,285
American International Group Inc.	3,774	277,993
Arch Capital Group Ltd.	51,064	4,752,527
Assured Guaranty Ltd.	11,164	1,056,114
Axis Capital Holdings Ltd.	4,139	376,732
Cincinnati Financial Corp.	13,409	1,837,703
Globe Life Inc.	2,112	257,854
Hartford Financial Services Group Inc. (The)	25,188	2,809,721
Kemper Corp.	4,684	314,671
Marsh & McLennan Companies Inc.	27,985	6,069,387
Principal Financial Group Inc.	11,246	927,233
Prudential Financial Inc.	7,766	937,822
Reinsurance Group of America Inc.	12,789	2,914,102
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock U.S. Carbon Transition Readiness ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Insurance (continued)
Travelers Companies Inc. (The)	4,365	$1,070,211
W R Berkley Corp.	5,969	351,156
		27,931,182
Interactive Media & Services — 6.9%
Alphabet Inc., Class A	144,843	29,550,869
Alphabet Inc., Class C, NVS	119,877	24,646,711
Meta Platforms Inc., Class A	51,044	35,178,504
Pinterest Inc., Class A(a)	9,131	300,958
		89,677,042
IT Services — 2.0%
Accenture PLC, Class A	33,602	12,935,090
Cognizant Technology Solutions Corp., Class A	45,149	3,729,759
DXC Technology Co.(a)	20	434
Globant SA(a)	7,168	1,529,078
International Business Machines Corp.	18,563	4,746,559
Okta Inc.(a)	30,178	2,843,371
		25,784,291
Leisure Products — 0.0%
Hasbro Inc.	9,069	524,551
Polaris Inc.	6	286
YETI Holdings Inc.(a)	12	447
		525,284
Life Sciences Tools & Services — 0.7%
Agilent Technologies Inc.	15,746	2,385,834
Illumina Inc.(a)(b)	30,685	4,073,127
Mettler-Toledo International Inc.(a)	261	356,119
Waters Corp.(a)	4,777	1,984,748
West Pharmaceutical Services Inc.	2,056	702,226
		9,502,054
Machinery — 2.3%
Caterpillar Inc.	15,432	5,732,062
Cummins Inc.	29,297	10,437,056
Deere & Co.	5,574	2,656,346
IDEX Corp.	2	449
Ingersoll Rand Inc.	24,448	2,293,222
PACCAR Inc.	39,317	4,359,469
Xylem Inc./New York	34,421	4,269,581
		29,748,185
Marine Transportation — 0.0%
Kirby Corp.(a)	3,824	417,390
Media — 0.4%
Comcast Corp., Class A	14,797	498,067
Interpublic Group of Companies Inc. (The)	110,824	3,177,324
Omnicom Group Inc.	14,121	1,225,562
Paramount Global, Class B, NVS	42	457
		4,901,410
Metals & Mining — 0.1%
ATI Inc.(a)	3,324	189,767
Freeport-McMoRan Inc.	19,420	696,207
MP Materials Corp.(a)(b)	6,502	142,784
Royal Gold Inc.	4,610	644,570
		1,673,328
Mortgage Real Estate Investment — 0.0%
AGNC Investment Corp.	22	219
Multi-Utilities — 1.5%
Consolidated Edison Inc.	5,056	473,950
Public Service Enterprise Group Inc.	102,473	8,560,594
Security	Shares	Value
Multi-Utilities (continued)
Sempra Energy	127,419	$10,566,858
		19,601,402
Office REITs — 0.3%
BXP Inc.	20,311	1,485,547
Kilroy Realty Corp.	39,166	1,528,257
Vornado Realty Trust	7,344	317,701
		3,331,505
Oil, Gas & Consumable Fuels — 2.3%
Antero Midstream Corp.	24	385
Antero Resources Corp.(a)	5,784	215,859
Cheniere Energy Inc.	14,829	3,316,506
Chevron Corp.	14,780	2,205,028
ConocoPhillips	71,151	7,031,853
Expand Energy Corp.	3,319	337,210
Exxon Mobil Corp.	60,559	6,469,518
Marathon Petroleum Corp.	32,556	4,743,735
ONEOK Inc.	34,929	3,394,051
Valero Energy Corp.	14,361	1,910,013
		29,624,158
Passenger Airlines — 0.2%
American Airlines Group Inc.(a)	101,962	1,725,197
United Airlines Holdings Inc.(a)	5,427	574,394
		2,299,591
Personal Care Products — 0.1%
Estee Lauder Companies Inc. (The), Class A	17,014	1,419,478
Pharmaceuticals — 3.0%
Eli Lilly & Co.	22,018	17,858,360
Johnson & Johnson	70,120	10,668,758
Merck & Co. Inc.	56,099	5,543,703
Pfizer Inc.	185,341	4,915,243
		38,986,064
Professional Services — 0.8%
Amentum Holdings Inc., NVS(a)	51,122	1,072,028
Automatic Data Processing Inc.	6,900	2,090,769
Booz Allen Hamilton Holding Corp., Class A	1,461	188,469
Jacobs Solutions Inc., NVS	38,730	5,427,235
ManpowerGroup Inc.	11,674	703,008
Parsons Corp.(a)	13,451	1,066,261
		10,547,770
Real Estate Management & Development — 0.0%
CBRE Group Inc., Class A(a)	2,350	340,139
Retail REITs — 0.7%
Federal Realty Investment Trust	17,018	1,848,665
Kimco Realty Corp.	17,580	394,671
Realty Income Corp.	72,212	3,945,664
Regency Centers Corp.	14,994	1,077,169
Simon Property Group Inc.	12,951	2,251,661
		9,517,830
Semiconductors & Semiconductor Equipment — 9.4%
Advanced Micro Devices Inc.(a)	58,920	6,831,774
Analog Devices Inc.	32,019	6,784,506
Applied Materials Inc.	9,394	1,694,208
Broadcom Inc.	102,515	22,683,494
Enphase Energy Inc.(a)	10,955	682,277
First Solar Inc.(a)	686	114,919
GLOBALFOUNDRIES Inc.(a)(b)	4,298	178,238
Intel Corp.	114,813	2,230,817
Lam Research Corp.	67,224	5,448,505
Marvell Technology Inc.	26,614	3,003,656

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock U.S. Carbon Transition Readiness ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Micron Technology Inc.	6,405	$584,392
Nvidia Corp.	550,780	66,132,155
Qualcomm Inc.	17,304	2,992,381
Universal Display Corp.	11,833	1,774,003
		121,135,325
Software — 9.9%
Adobe Inc.(a)	12,768	5,585,362
AppLovin Corp., Class A(a)	2,043	755,072
Atlassian Corp., Class A, NVS(a)	4,741	1,454,444
Autodesk Inc.(a)	33,275	10,359,838
Cadence Design Systems Inc.(a)	6,054	1,801,791
Crowdstrike Holdings Inc., Class A(a)	4,243	1,689,011
DocuSign Inc., Class A(a)	8,566	828,589
Fortinet Inc.(a)	25,392	2,561,545
Gen Digital Inc.	108,001	2,906,307
Guidewire Software Inc.(a)	1,762	372,258
HubSpot Inc.(a)	1,955	1,523,981
Intuit Inc.	9,379	5,641,562
Microsoft Corp.	142,885	59,305,848
Oracle Corp.	27,292	4,641,278
Palantir Technologies Inc., Class A(a)(b)	31,742	2,618,398
Palo Alto Networks Inc.(a)	23,169	4,272,827
Salesforce Inc.	25,709	8,784,765
SentinelOne Inc., Class A(a)	18,157	434,860
ServiceNow Inc.(a)	6,490	6,609,286
Workday Inc., Class A(a)	7,478	1,959,685
Zoom Video Communications Inc., Class A(a)(b)	26,533	2,306,779
Zscaler Inc.(a)	6,557	1,328,383
		127,741,869
Specialized REITs — 0.4%
American Tower Corp.	6,966	1,288,362
Weyerhaeuser Co.	134,464	4,117,287
		5,405,649
Specialty Retail — 1.9%
Best Buy Co. Inc.	29,527	2,535,188
Burlington Stores Inc.(a)	928	263,487
Gap Inc. (The)	10,834	260,774
Home Depot Inc. (The)	26,361	10,860,205
TJX Companies Inc. (The)	59,620	7,439,980
Williams-Sonoma Inc.	12,854	2,716,950
		24,076,584
Security	Shares	Value
Technology Hardware, Storage & Peripherals — 6.9%
Apple Inc.	370,923	$87,537,828
Dell Technologies Inc., Class C	6,625	686,350
Hewlett Packard Enterprise Co.	43,026	911,721
HP Inc.	20,396	662,870
Super Micro Computer Inc.(a)(b)	4,861	138,636
		89,937,405
Textiles, Apparel & Luxury Goods — 0.6%
Deckers Outdoor Corp.(a)	13,262	2,352,149
Lululemon Athletica Inc.(a)	430	178,106
Nike Inc., Class B	30,009	2,307,692
Ralph Lauren Corp., Class A	4,559	1,138,382
Tapestry Inc.	25,003	1,823,719
		7,800,048
Wireless Telecommunication Services — 0.9%
T-Mobile U.S. Inc.	47,762	11,127,113
Total Long-Term Investments — 98.9% (Cost: $996,206,734)		1,279,596,318
Short-Term Securities
Money Market Funds — 1.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(c)(d)(e)	7,643,907	7,647,729
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(c)(d)	13,370,000	13,370,000
Total Short-Term Securities — 1.6% (Cost: $21,017,729)		21,017,729
Total Investments — 100.5% (Cost: $1,017,224,463)		1,300,614,047
Liabilities in Excess of Other Assets — (0.5)%		(6,509,037)
Net Assets — 100.0%		$1,294,105,010

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock U.S. Carbon Transition Readiness ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,783,917	$3,865,357 (a)	$—	$(725)	$(820)	$7,647,729	7,643,907	$16,105 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	13,320,000	50,000 (a)	—	—	—	13,370,000	13,370,000	303,764	—
				$(725)	$(820)	$21,017,729		$319,869	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	45	03/21/25	$13,651	$44,269
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$44,269	$—	$—	$—	$44,269

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$1,254,500	$—	$—	$—	$1,254,500
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(63,391)	$—	$—	$—	$(63,391)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$12,707,619
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock U.S. Carbon Transition Readiness ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,279,596,318	$—	$—	$1,279,596,318
Short-Term Securities
Money Market Funds	21,017,729	—	—	21,017,729
	$1,300,614,047	$—	$—	$1,300,614,047
Derivative Financial Instruments(a)
Assets
Equity Contracts	$44,269	$—	$—	$44,269

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
January 31, 2025
BlackRock World ex U.S. Carbon Transition Readiness ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 6.7%
Aristocrat Leisure Ltd.	14,310	$665,409
BlueScope Steel Ltd.	59,137	772,228
Brambles Ltd.	120,112	1,467,827
Cochlear Ltd.	2,168	426,709
Commonwealth Bank of Australia	23,273	2,296,631
Goodman Group	1,892	42,192
GPT Group (The)	86,548	245,696
James Hardie Industries PLC(a)	1,540	51,761
Lottery Corp. Ltd. (The)	64,661	201,020
Macquarie Group Ltd.	15,962	2,361,299
Mineral Resources Ltd.	5,630	120,108
National Australia Bank Ltd.	13,498	332,613
QBE Insurance Group Ltd.	120,928	1,560,909
REA Group Ltd.	3,225	494,645
Stockland	237,084	751,083
Suncorp Group Ltd.	49,409	633,474
Transurban Group	319,588	2,632,470
Westpac Banking Corp.	72,328	1,500,722
Woodside Energy Group Ltd.	50,923	776,106
		17,332,902
Austria — 0.3%
Erste Group Bank AG	6,661	409,510
OMV AG	1,116	45,956
Verbund AG	5,437	417,950
		873,416
Belgium — 1.0%
Ageas SA	9,090	468,258
Anheuser-Busch InBev SA	4,161	205,039
Argenx SE(a)	389	256,794
UCB SA	7,958	1,548,255
Warehouses De Pauw CVA	5,592	120,116
		2,598,462
Canada — 12.3%
Alimentation Couche-Tard Inc.	3,679	194,284
Bank of Montreal	4,653	460,642
Bank of Nova Scotia (The)	49,953	2,555,823
Brookfield Asset Management Ltd., Class A	1,297	77,623
Brookfield Renewable Corp.	19,155	510,326
Cameco Corp.	4,456	220,355
Canadian Imperial Bank of Commerce	23,001	1,448,888
Canadian National Railway Co.	3,601	376,168
CGI Inc.	6,388	753,057
Enbridge Inc.	5,638	243,815
Franco-Nevada Corp.	15,183	2,063,994
George Weston Ltd.	802	123,968
iA Financial Corp. Inc.	7,785	718,908
Imperial Oil Ltd.	24,209	1,610,269
Intact Financial Corp.	5,004	888,831
Keyera Corp.	6,310	179,051
Manulife Financial Corp.	20,919	625,548
National Bank of Canada	7,372	654,291
Onex Corp.	1,884	144,500
Pan American Silver Corp.	25,916	601,114
Parkland Corp.	11,062	246,228
Power Corp. of Canada	1,157	35,068
Restaurant Brands International Inc.	14,147	869,836
Royal Bank of Canada	40,140	4,893,525
Shopify Inc., Class A(a)	13,041	1,521,921
Stantec Inc.	7,781	602,146
Sun Life Financial Inc.	35,725	2,060,145
Security	Shares	Value
Canada (continued)
Teck Resources Ltd., Class B	24,142	$986,212
TELUS Corp.	9,301	134,906
Toronto-Dominion Bank (The)	36,400	2,076,529
Wheaton Precious Metals Corp.	21,134	1,318,630
WSP Global Inc.	16,665	2,828,010
		32,024,611
Denmark — 2.3%
Danske Bank A/S	14,812	442,251
DSV A/S	3,364	670,156
Genmab A/S(a)	1,361	267,514
Novo Nordisk A/S, Class B	43,950	3,710,461
Novonesis (Novozymes) B, Class B	10,773	617,649
Orsted A/S(a)(b)	1,988	76,658
Rockwool A/S, Class B	115	40,723
Vestas Wind Systems A/S(a)	11,906	163,763
		5,989,175
Finland — 0.7%
Neste OYJ	13,988	177,246
Nokia OYJ	7,676	36,196
Sampo OYJ, Class A	1,760	72,653
UPM-Kymmene OYJ	8,900	262,460
Wartsila OYJ Abp	64,911	1,226,181
		1,774,736
France — 11.7%
Airbus SE	15,814	2,735,370
Amundi SA(b)	8,679	610,965
Arkema SA	1,107	88,228
BioMerieux	4,299	521,770
Capgemini SE	3,912	710,874
Carrefour SA	33,711	480,294
Cie de Saint-Gobain SA	4,030	377,907
Covivio SA/France	2,125	112,929
Credit Agricole SA	71,316	1,073,619
Dassault Systemes SE	27,114	1,058,580
Engie SA	68,549	1,131,599
Eurazeo SE	671	55,393
Gecina SA	490	47,836
Hermes International SCA	653	1,836,666
Ipsen SA	2,224	274,534
Kering SA	1,316	344,513
La Francaise des Jeux SAEM(b)	1,435	54,527
Legrand SA	8,294	845,597
L'Oreal SA	6,800	2,523,019
LVMH Moet Hennessy Louis Vuitton SE	5,037	3,684,084
Publicis Groupe SA	527	56,047
Renault SA	5,544	284,616
Rexel SA	6,333	167,659
Safran SA	4,107	1,018,110
Sanofi SA	23,256	2,527,509
Sartorius Stedim Biotech	425	97,996
Schneider Electric SE	15,940	4,042,777
Sodexo SA	5,324	393,246
STMicroelectronics NV	20,334	454,281
TotalEnergies SE	47,887	2,774,197
Vinci SA	599	64,820
		30,449,562
Germany — 6.7%
adidas AG	1,349	355,677
Allianz SE, Registered	4,257	1,388,064
Bayerische Motoren Werke AG	3,124	253,699
Commerzbank AG	37,312	720,459

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock World ex U.S. Carbon Transition Readiness ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
Daimler Truck Holding AG	9,823	$432,580
Deutsche Bank AG, Registered	44,531	871,598
Deutsche Telekom AG, Registered	34,581	1,160,156
GEA Group AG	3,891	205,356
Henkel AG & Co. KGaA	795	61,412
Mercedes-Benz Group AG	31,178	1,896,874
Puma SE	6,683	209,714
Rational AG	42	37,322
Rheinmetall AG	119	93,038
SAP SE	13,676	3,768,752
Siemens AG, Registered	14,409	3,088,945
Siemens Energy AG(a)	13,524	804,641
Siemens Healthineers AG(b)	15,072	855,429
Symrise AG, Class A	4,736	484,938
Talanx AG(a)	2,302	195,534
Zalando SE(a)(b)	10,622	395,860
		17,280,048
Hong Kong — 1.7%
AIA Group Ltd.	188,800	1,327,291
BOC Hong Kong Holdings Ltd.	17,000	55,262
Galaxy Entertainment Group Ltd.	38,000	165,360
Hang Seng Bank Ltd.	28,600	358,374
Hong Kong & China Gas Co. Ltd.	75,000	57,584
Hong Kong Exchanges & Clearing Ltd.	9,200	360,085
MTR Corp. Ltd.	131,500	412,243
Sands China Ltd.(a)	161,200	387,527
Sun Hung Kai Properties Ltd.	96,500	862,647
Swire Pacific Ltd., Class A	49,500	429,892
		4,416,265
Ireland — 0.1%
Bank of Ireland Group PLC	20,705	205,729
Israel — 0.6%
Bank Hapoalim BM	17,244	221,218
Bank Leumi Le-Israel BM	3,801	47,569
CyberArk Software Ltd.(a)	2,979	1,105,149
Teva Pharmaceutical Industries Ltd., ADR(a)	5,768	102,267
		1,476,203
Italy — 1.6%
Enel SpA	285,023	2,025,855
Intesa Sanpaolo SpA	443,898	1,921,337
Stellantis NV	8,477	113,184
		4,060,376
Japan — 19.4%
Advantest Corp.	20,600	1,138,916
Aeon Co. Ltd.	6,600	159,900
Ajinomoto Co. Inc.	3,900	156,341
Asahi Group Holdings Ltd.	10,200	110,480
Asahi Kasei Corp.	7,500	50,937
Asics Corp.	35,500	791,299
Astellas Pharma Inc.	93,500	906,391
Bandai Namco Holdings Inc.	2,700	66,971
Chugai Pharmaceutical Co. Ltd.	12,600	543,249
Dai Nippon Printing Co. Ltd.	36,500	539,448
Daifuku Co. Ltd.	16,400	336,599
Dai-ichi Life Holdings Inc.	19,900	543,373
Daiichi Sankyo Co. Ltd.	25,000	697,010
Daiwa House Industry Co. Ltd.	37,300	1,175,090
Daiwa Securities Group Inc.	13,000	94,109
Denso Corp.	104,300	1,443,355
Dentsu Group Inc.	6,100	141,319
Security	Shares	Value
Japan (continued)
Disco Corp.	1,500	$434,135
Fuji Electric Co. Ltd.	7,900	376,395
FUJIFILM Holdings Corp.	76,100	1,676,566
Fujikura Ltd.	1,100	44,273
Fujitsu Ltd.	38,000	734,911
Hankyu Hanshin Holdings Inc.	20,200	513,981
Hitachi Construction Machinery Co. Ltd.	23,100	553,123
Hitachi Ltd.	120,500	3,029,420
Honda Motor Co. Ltd.	203,000	1,921,425
ITOCHU Corp.	2,900	133,528
Japan Real Estate Investment Corp.	155	109,201
JFE Holdings Inc.	6,800	78,638
Kajima Corp.	2,500	44,453
Kao Corp.	34,800	1,379,901
Kawasaki Kisen Kaisha Ltd.	6,800	86,052
Keyence Corp.	300	129,213
Komatsu Ltd.	9,800	295,600
Kubota Corp.	80,500	1,009,738
Kyocera Corp.	6,500	67,469
LY Corp.	70,200	205,049
Makita Corp.	900	26,615
MEIJI Holdings Co. Ltd.	3,400	68,463
Mitsubishi Electric Corp.	27,300	447,473
Mitsubishi Estate Co. Ltd.	51,300	745,440
Mitsubishi Heavy Industries Ltd.	54,300	794,694
Mitsubishi UFJ Financial Group Inc.	51,200	647,495
Mitsui & Co. Ltd.	38,400	760,012
Mizuho Financial Group Inc.	7,400	203,765
Murata Manufacturing Co. Ltd.	27,300	428,905
NEC Corp.	5,700	565,319
Nintendo Co. Ltd.	16,400	1,075,916
Nippon Steel Corp.	28,700	595,783
Nippon Yusen KK	8,900	279,313
Nissin Foods Holdings Co. Ltd.	1,300	29,068
Nitto Denko Corp.	4,200	74,505
Nomura Holdings Inc.	193,300	1,256,717
Nomura Research Institute Ltd.	35,500	1,199,446
NTT Data Group Corp.	11,000	213,473
Obic Co. Ltd.	1,200	35,838
Olympus Corp.	54,100	821,021
Omron Corp.	19,100	630,102
Ono Pharmaceutical Co. Ltd.	49,100	510,805
Oriental Land Co. Ltd./Japan	1,100	24,721
Rakuten Group Inc.(a)	15,000	94,187
Renesas Electronics Corp.	28,800	385,761
Ricoh Co. Ltd.	18,700	214,458
SCREEN Holdings Co. Ltd.	4,200	292,666
Secom Co. Ltd.	20,200	679,753
Sekisui Chemical Co. Ltd.	48,300	800,456
Sekisui House Ltd.	4,100	94,230
Seven & i Holdings Co. Ltd.	21,200	338,432
SG Holdings Co. Ltd.	24,100	227,129
Shimadzu Corp.	7,700	223,369
Shin-Etsu Chemical Co. Ltd.	15,600	483,634
Shionogi & Co. Ltd.	1,900	27,938
Shiseido Co. Ltd.	14,500	243,504
SoftBank Corp.	351,700	452,379
SoftBank Group Corp.	6,800	415,695
Sompo Holdings Inc.	9,400	262,129
Sony Group Corp.	54,700	1,207,193
Sumitomo Electric Industries Ltd.	6,800	127,038
Sumitomo Metal Mining Co. Ltd.	20,600	470,423
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock World ex U.S. Carbon Transition Readiness ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Sumitomo Mitsui Financial Group Inc.	19,800	$487,933
Suzuki Motor Corp.	3,900	46,668
Sysmex Corp.	9,400	179,684
Takeda Pharmaceutical Co. Ltd.	1,900	51,110
Terumo Corp.	47,500	891,761
Tokio Marine Holdings Inc.	13,800	455,170
Tokyo Electron Ltd.	6,800	1,147,050
Tokyo Gas Co. Ltd.	6,200	175,391
Toray Industries Inc.	354,200	2,457,784
TOTO Ltd.	9,600	234,655
Toyota Motor Corp.	108,100	2,050,604
Toyota Tsusho Corp.	9,600	162,140
Trend Micro Inc./Japan(a)	2,900	171,797
Unicharm Corp.	8,400	65,602
Yokogawa Electric Corp.	7,500	164,633
ZOZO Inc.	46,700	1,531,874
		50,466,977
Netherlands — 4.2%
Adyen NV(a)(b)	328	529,430
Akzo Nobel NV	5,611	318,694
ASML Holding NV	5,496	4,065,738
BE Semiconductor Industries NV	2,037	259,781
Coca-Cola Europacific Partners PLC	14,042	1,102,999
ING Groep NV	44,547	740,411
InPost SA(a)	3,003	49,128
Koninklijke KPN NV	189,804	686,810
Koninklijke Philips NV(a)	37,927	1,045,354
NN Group NV	8,914	409,119
Prosus NV	21,214	810,322
QIAGEN NV	6,754	299,926
Wolters Kluwer NV	3,314	602,028
		10,919,740
New Zealand — 0.1%
Meridian Energy Ltd.	97,801	325,529
Norway — 0.8%
Aker BP ASA	34,265	715,194
Equinor ASA	19,963	480,784
Norsk Hydro ASA	51,419	303,267
Orkla ASA	61,134	567,693
		2,066,938
Portugal — 0.6%
Galp Energia SGPS SA	76,920	1,287,346
Jeronimo Martins SGPS SA	16,680	329,638
		1,616,984
Singapore — 1.0%
DBS Group Holdings Ltd.	55,170	1,805,820
Sea Ltd., ADR(a)	2,409	293,392
United Overseas Bank Ltd.	17,200	472,822
		2,572,034
Spain — 3.0%
Acciona SA	261	29,407
Aena SME SA(b)	176	37,903
Amadeus IT Group SA	901	65,933
Banco de Sabadell SA	21,878	51,570
Banco Santander SA	162,317	831,794
Cellnex Telecom SA(b)	22,542	755,004
Grifols SA(a)	13,154	112,541
Iberdrola SA	226,251	3,197,280
Iberdrola SA, NVS	3,900	55,113
Industria de Diseno Textil SA	45,039	2,444,745
Security	Shares	Value
Spain (continued)
Repsol SA	7,442	$86,490
Telefonica SA	10,779	43,917
		7,711,697
Sweden — 3.0%
Alfa Laval AB	19,774	881,458
Atlas Copco AB, Class A	13,376	223,456
Atlas Copco AB, Class B	15,242	226,597
Boliden AB	28,734	863,034
Epiroc AB, Class A	8,089	154,147
EQT AB	50,623	1,652,868
Evolution AB(b)	4,287	328,897
Investment AB Latour, Class B	25,928	677,905
Nibe Industrier AB, Class B	77,803	311,715
Sagax AB, Class B	5,036	110,834
SKF AB, Class B	5,465	110,381
Spotify Technology SA(a)	820	449,811
Swedish Orphan Biovitrum AB(a)	7,615	230,624
Tele2 AB, Class B	104,195	1,159,153
Telefonaktiebolaget LM Ericsson, Class B	48,646	366,298
Telia Co. AB	30,098	88,575
		7,835,753
Switzerland — 7.4%
ABB Ltd., Registered	8,685	472,919
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	12	137,845
Clariant AG, Registered	7,125	80,199
Givaudan SA, Registered	15	65,666
Kuehne + Nagel International AG, Registered	3,925	891,889
Logitech International SA, Registered	875	86,617
Lonza Group AG, Registered	475	301,194
Nestle SA, Registered	56,363	4,787,508
Novartis AG, Registered	23,598	2,470,162
Roche Holding AG, NVS	4,792	1,506,469
SGS SA	2,412	234,298
SIG Group AG	30,510	665,377
Sika AG, Registered	5,407	1,373,183
Sonova Holding AG, Registered	4,037	1,408,442
Swatch Group AG (The), Bearer	893	165,438
Swiss Life Holding AG, Registered	1,835	1,498,167
Swiss Re AG	1,246	190,223
Swisscom AG, Registered	1,737	977,478
Temenos AG, Registered	1,974	167,862
UBS Group AG, Registered	29,441	1,038,076
Zurich Insurance Group AG	1,011	612,630
		19,131,642
United Kingdom — 13.3%
3i Group PLC	35,376	1,699,580
Admiral Group PLC	20,227	675,794
Anglo American PLC	33,409	978,255
Antofagasta PLC	5,456	115,691
AstraZeneca PLC	28,203	3,959,012
Auto Trader Group PLC(b)	100,647	980,287
Aviva PLC	41,279	261,649
BAE Systems PLC	19,081	288,433
Barclays PLC	254,817	933,903
Berkeley Group Holdings PLC	12,283	587,678
BP PLC	257,583	1,332,552
BT Group PLC	213,299	373,839
Centrica PLC	80,280	141,093
Coca-Cola HBC AG, Class DI	2,088	72,484
Compass Group PLC	4,367	150,462

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock World ex U.S. Carbon Transition Readiness ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Croda International PLC	868	$35,752
Diageo PLC	86,471	2,576,007
Experian PLC	590	29,063
GSK PLC	100,000	1,741,958
HSBC Holdings PLC	433,773	4,530,376
Informa PLC	57,704	615,725
J Sainsbury PLC	276,749	869,198
Land Securities Group PLC	5,356	38,627
Lloyds Banking Group PLC	1,152,084	885,796
London Stock Exchange Group PLC	9,233	1,373,944
Mondi PLC, NVS	15,670	243,915
National Grid PLC	9,181	111,377
NatWest Group PLC, NVS	112,266	598,563
Pearson PLC	5,648	93,705
Prudential PLC	30,355	252,612
Reckitt Benckiser Group PLC	18,452	1,220,207
RELX PLC	57,034	2,832,104
Rolls-Royce Holdings PLC(a)	33,482	249,647
Schroders PLC	57,158	249,609
Segro PLC	32,213	284,814
Shell PLC	70,978	2,330,543
Tesco PLC	178,868	823,220
		34,537,474
Total Common Stocks — 98.5% (Cost: $247,030,235)		255,666,253
Preferred Stocks
Germany — 0.2%
Bayerische Motoren Werke AG, Preference Shares, NVS	1,800	136,769
Security	Shares	Value
Germany (continued)
Henkel AG & Co. KGaA, Preference Shares, NVS	1,208	$105,543
Volkswagen AG, Preference Shares, NVS	2,200	224,325
		466,637
Total Preferred Stocks — 0.2% (Cost: $456,123)		466,637
Total Long-Term Investments — 98.7% (Cost: $247,486,358)		256,132,890
Short-Term Securities
Money Market Funds — 0.7%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(c)(d)	1,790,000	1,790,000
Total Short-Term Securities — 0.7% (Cost: $1,790,000)		1,790,000
Total Investments — 99.4% (Cost: $249,276,358)		257,922,890
Other Assets Less Liabilities — 0.6%		1,595,362
Net Assets — 100.0%		$259,518,252

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$166,549	$—	$(166,541)(b)	$9	$(17)	$—	—	$519 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,730,000	60,000 (b)	—	—	—	1,790,000	1,790,000	34,851	—
				$9	$(17)	$1,790,000		$35,370	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock World ex U.S. Carbon Transition Readiness ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	27	03/21/25	$3,200	$41,144
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$41,144	$—	$—	$—	$41,144

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(110,525)	$—	$—	$—	$(110,525)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(25,504)	$—	$—	$—	$(25,504)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$2,892,698
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$38,157,073	$217,509,180	$—	$255,666,253
Preferred Stocks	105,543	361,094	—	466,637
Short-Term Securities
Money Market Funds	1,790,000	—	—	1,790,000
	$40,052,616	$217,870,274	$—	$257,922,890

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock World ex U.S. Carbon Transition Readiness ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$41,144	$—	$—	$41,144

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
January 31, 2025
iShares FinTech Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Banks — 12.6%
Coastal Financial Corp./WA(a)	1,303	$116,202
FinecoBank Banca Fineco SpA	5,476	103,963
Inter & Co. Inc., NVS	19,034	99,794
NU Holdings Ltd./Cayman Islands, Class A(a)	15,879	210,238
Rakuten Bank Ltd., NVS(a)	10,700	328,451
		858,648
Capital Markets — 8.4%
Charles Schwab Corp. (The)	4,000	330,880
Galaxy Digital Holdings Ltd.(a)	2,903	56,887
KIWOOM Securities Co. Ltd.	2,106	180,532
		568,299
Consumer Finance — 18.9%
American Express Co.	601	190,788
Capital One Financial Corp.	1,964	400,086
Discover Financial Services	335	67,365
Kaspi.KZ JSC	1,822	173,272
LendingClub Corp.(a)	4,969	67,032
Synchrony Financial	5,581	384,977
		1,283,520
Financial Services — 42.9%
Adyen NV(a)(b)	59	95,233
Block Inc.(a)(c)	3,548	322,229
Cab Payments Holdings PLC(a)(c)	73,000	55,213
Fidelity National Information Services Inc.	1,863	151,779
Fiserv Inc.(a)	1,401	302,672
Global Payments Inc.	2,831	319,478
Mastercard Inc., Class A	144	79,982
Nexi SpA(a)(b)	22,386	113,684
Payoneer Global Inc.(a)	12,773	135,394
PayPal Holdings Inc.(a)	3,764	333,415
Repay Holdings Corp., Class A(a)	22,486	167,970
Sezzle Inc., NVS(a)	319	74,649
Shift4 Payments Inc., Class A(a)	2,046	245,213
Visa Inc., Class A	241	82,374
WEX Inc.(a)	964	177,270
Worldline SA/France(a)(b)	29,156	258,012
		2,914,567
Security	Shares	Value
Insurance — 1.0%
HCI Group Inc.	547	$66,696
Professional Services — 4.8%
Dun & Bradstreet Holdings Inc.	26,330	323,859
Software — 4.7%
Blend Labs Inc., Class A(a)	15,595	60,041
Pagaya Technologies Ltd., Class A(a)(c)	7,986	74,110
Temenos AG, Registered	2,148	182,659
		316,810
Wireless Telecommunication Services — 2.3%
Airtel Africa PLC(b)	87,328	155,488
Total Long-Term Investments — 95.6% (Cost: $5,378,815)		6,487,887
Short-Term Securities
Money Market Funds — 10.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(d)(e)(f)	438,570	438,790
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(d)(e)	280,000	280,000
Total Short-Term Securities — 10.6% (Cost: $718,785)		718,790
Total Investments — 106.2% (Cost: $6,097,600)		7,206,677
Liabilities in Excess of Other Assets — (6.2)%		(421,722)
Net Assets — 100.0%		$6,784,955

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$359,305	$79,500 (a)	$—	$12	$(27)	$438,790	438,570	$1,254 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	230,000	50,000 (a)	—	—	—	280,000	280,000	3,302	—
				$12	$(27)	$718,790		$4,556	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares FinTech Active ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$5,069,865	$1,418,022	$—	$6,487,887
Short-Term Securities
Money Market Funds	718,790	—	—	718,790
	$5,788,655	$1,418,022	$—	$7,206,677
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
January 31, 2025
iShares Health Innovation Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Biotechnology — 37.5%
4D Molecular Therapeutics Inc.(a)	177	$991
AbbVie Inc.	300	55,170
AC Immune SA(a)	701	1,928
Alkermes PLC(a)	287	9,049
Allogene Therapeutics Inc.(a)	1,179	2,122
Alnylam Pharmaceuticals Inc.(a)	126	34,185
Amgen Inc.	123	35,107
Arcellx Inc.(a)	91	6,200
Arcturus Therapeutics Holdings Inc.(a)	170	2,885
Arcus Biosciences Inc.(a)	272	3,509
Argenx SE, ADR(a)	172	112,682
Arrowhead Pharmaceuticals Inc.(a)	127	2,525
Ascendis Pharma A/S, ADR(a)	84	10,975
Autolus Therapeutics PLC , ADR(a)(b)	1,221	2,698
Avidity Biosciences Inc.(a)	200	6,586
Beam Therapeutics Inc.(a)	465	12,053
BeiGene Ltd., ADR(a)(b)	210	47,248
Bicycle Therapeutics PLC, ADR(a)	147	1,968
Biogen Inc.(a)	168	24,180
Biohaven Ltd., NVS(a)(b)	194	7,421
BioNTech SE, ADR(a)	102	12,625
Blueprint Medicines Corp.(a)	283	31,846
Bridgebio Pharma Inc.(a)	552	18,884
Denali Therapeutics Inc.(a)(b)	1,106	25,770
Disc Medicine Inc.(a)	79	4,408
Dyne Therapeutics Inc.(a)	330	4,693
Exact Sciences Corp.(a)	907	50,837
Exelixis Inc.(a)	819	27,150
Genmab A/S(a)	45	8,845
Gilead Sciences Inc.	1,014	98,561
Halozyme Therapeutics Inc.(a)(b)	305	17,275
Immatics NV, NVS(a)	450	2,462
Insmed Inc.(a)(b)	283	21,672
Ionis Pharmaceuticals Inc.(a)	420	13,398
Lexeo Therapeutics Inc.(a)	53	288
Merus NV(a)(b)	605	24,769
Metsera Inc., NVS	321	8,506
MoonLake Immunotherapeutics, Class A, NVS(a)(b)	55	2,529
Natera Inc.(a)	336	59,445
Neurocrine Biosciences Inc.(a)	408	61,943
Nurix Therapeutics Inc.(a)	672	13,245
Nuvalent Inc., Class A(a)	211	18,106
ORIC Pharmaceuticals Inc.(a)	392	4,085
Protagonist Therapeutics Inc.(a)	134	5,065
PTC Therapeutics Inc.(a)	426	19,545
REGENXBIO Inc.(a)	306	2,469
Revolution Medicines Inc.(a)	191	8,203
Rhythm Pharmaceuticals Inc.(a)	660	39,224
Rocket Pharmaceuticals Inc.(a)	564	6,057
Roivant Sciences Ltd.(a)(b)	1,578	17,563
Sarepta Therapeutics Inc.(a)	409	46,511
Scholar Rock Holding Corp.(a)	199	8,036
Spyre Therapeutics Inc.(a)	53	1,218
Stoke Therapeutics Inc.(a)	879	10,091
TScan Therapeutics Inc.(a)(b)	1,676	4,307
Twist Bioscience Corp.(a)	214	11,207
United Therapeutics Corp.(a)	75	26,338
Vaxcyte Inc.(a)	101	8,920
Vertex Pharmaceuticals Inc.(a)	17	7,849
Vigil Neuroscience Inc.(a)	363	864
Security	Shares	Value
Biotechnology (continued)
Viking Therapeutics Inc.(a)	70	$2,293
Vir Biotechnology Inc.(a)	340	3,536
Voyager Therapeutics Inc.(a)	585	3,188
Xenon Pharmaceuticals Inc.(a)	768	30,705
Zealand Pharma A/S(a)	238	24,185
		1,198,198
Health Care Equipment & Supplies — 27.9%
Abbott Laboratories	599	76,630
Abiomed Inc., CVR(c)	246	529
Alcon AG(b)	180	16,396
Becton Dickinson & Co.	104	25,750
Boston Scientific Corp.(a)	1,568	160,501
Cooper Companies Inc. (The)(a)	180	17,379
Dexcom Inc.(a)	527	45,759
Edwards Lifesciences Corp.(a)	721	52,236
GE HealthCare Technologies Inc., NVS(a)	214	18,896
Glaukos Corp.(a)	127	19,868
Hologic Inc.(a)	554	39,966
Inspire Medical Systems Inc.(a)	40	7,740
Insulet Corp.(a)	200	55,676
Intuitive Surgical Inc.(a)	289	165,273
Medtronic PLC	762	69,205
Novocure Ltd.(a)	804	19,714
Nyxoah SA, Class B(a)(b)	455	4,914
Penumbra Inc.(a)	118	31,502
Sonova Holding AG, Registered	63	21,980
STERIS PLC	78	17,211
Stryker Corp.	65	25,434
		892,559
Health Care Providers & Services — 2.2%
Guardant Health Inc.(a)	882	41,436
Labcorp Holdings Inc.	117	29,227
		70,663
Industrial Conglomerates — 0.0%
Frequency Therapeutics, Inc., NVS(c)	420	—
Life Sciences Tools & Services — 17.4%
Agilent Technologies Inc.	219	33,183
Bio-Techne Corp.	861	63,327
Charles River Laboratories International Inc.(a)	115	18,947
Danaher Corp.	233	51,898
Illumina Inc.(a)	160	21,238
IQVIA Holdings Inc.(a)	121	24,365
Lonza Group AG, Registered	132	83,700
QIAGEN NV	662	29,552
Repligen Corp.(a)	416	69,143
Thermo Fisher Scientific Inc.	82	49,016
Waters Corp.(a)	160	66,477
West Pharmaceutical Services Inc.	136	46,451
		557,297
Pharmaceuticals — 11.0%
Arvinas Inc.(a)	390	6,868
AstraZeneca PLC	115	16,143
Axsome Therapeutics Inc.(a)	94	10,007
Bristol-Myers Squibb Co.	1,087	64,079
Daiichi Sankyo Co. Ltd.	400	11,152
Edgewise Therapeutics Inc.(a)	237	6,641
Mirati Therapeutics, Inc., NVS(c)	334	247
Pfizer Inc.	891	23,629
Roche Holding AG, NVS	289	90,853
Sanofi SA, ADR	474	25,757

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Health Innovation Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals (continued)
Septerna Inc.(a)	33	$558
Structure Therapeutics Inc.(a)	107	3,207
Tarsus Pharmaceuticals Inc.(a)	260	13,978
UCB SA	386	75,098
WaVe Life Sciences Ltd.(a)	195	2,256
		350,473
Total Common Stocks — 96.0% (Cost: $2,794,853)		3,069,190
Preferred Stocks
Life Sciences Tools & Services — 1.4%
Sartorius AG, Preference Shares, NVS	149	42,997
Total Preferred Stocks — 1.4% (Cost: $52,158)		42,997
Total Long-Term Investments — 97.4% (Cost: $2,847,011)		3,112,187
Short-Term Securities
Money Market Funds — 8.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(d)(e)(f)	179,057	179,146
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(d)(e)	80,000	$80,000
Total Short-Term Securities — 8.1% (Cost: $259,090)		259,146
Total Investments — 105.5% (Cost: $3,106,101)		3,371,333
Liabilities in Excess of Other Assets — (5.5)%		(174,359)
Net Assets — 100.0%		$3,196,974

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$286,285	$—	$(107,167)(a)	$50	$(22)	$179,146	179,057	$769 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	270,000	—	(190,000)(a)	—	—	80,000	80,000	4,044	—
				$50	$(22)	$259,146		$4,813	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,736,458	$331,956	$776	$3,069,190
Preferred Stocks	—	42,997	—	42,997
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Health Innovation Active ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$259,146	$—	$—	$259,146
	$2,995,604	$374,953	$776	$3,371,333
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
January 31, 2025
iShares International Country Rotation Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Domestic Equity — 2.5%
iShares Core S&P 500 ETF(a)	244	$147,537
International Equity — 97.3%
iShares MSCI Australia ETF(a)	11,275	277,478
iShares MSCI Austria ETF(a)	902	19,981
iShares MSCI Belgium ETF(a)	1,282	23,832
iShares MSCI Brazil ETF(a)	3,830	97,014
iShares MSCI Canada ETF(a)	10,827	446,289
iShares MSCI Chile ETF(a)	232	6,341
iShares MSCI China ETF(a)	10,608	513,533
iShares MSCI Denmark ETF(a)	928	98,463
iShares MSCI Finland ETF(a)	725	24,775
iShares MSCI France ETF(a)	10,321	398,700
iShares MSCI Germany ETF(a)	10,414	360,637
iShares MSCI Hong Kong ETF(a)	3,319	54,763
iShares MSCI India ETF(a)	5,958	303,798
iShares MSCI Indonesia ETF(a)	1,022	18,703
iShares MSCI Israel ETF(a)	582	46,927
iShares MSCI Italy ETF(a)	2,613	100,731
iShares MSCI Japan ETF(a)	11,930	814,938
iShares MSCI Malaysia ETF(a)	776	18,174
iShares MSCI Mexico ETF(a)	656	32,131
iShares MSCI Netherlands ETF(a)	4,405	204,172
iShares MSCI New Zealand ETF(a)	189	8,497
iShares MSCI Norway ETF(a)	981	23,358
iShares MSCI Peru and Global Exposure ETF(a)	214	8,620
iShares MSCI Philippines ETF(a)	692	16,137
iShares MSCI Poland ETF(a)	877	20,724
iShares MSCI Singapore ETF(a)	2,938	66,340
Security	Shares	Value
International Equity (continued)
iShares MSCI South Africa ETF(a)	1,641	$71,794
iShares MSCI South Korea ETF(a)	3,004	162,126
iShares MSCI Spain ETF(a)	3,288	108,471
iShares MSCI Sweden ETF(a)	4,051	165,605
iShares MSCI Switzerland ETF(a)	6,482	321,313
iShares MSCI Taiwan ETF(a)	6,148	316,315
iShares MSCI Thailand ETF(a)	322	18,538
iShares MSCI Turkey ETF(a)	312	11,213
iShares MSCI United Kingdom ETF(a)	16,304	580,585
		5,761,016
Total Long-Term Investments — 99.8% (Cost: $5,975,717)		5,908,553
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(a)(b)	10,000	10,000
Total Short-Term Securities — 0.2% (Cost: $10,000)		10,000
Total Investments — 100.0% (Cost: $5,985,717)		5,918,553
Other Assets Less Liabilities — 0.0%		1,277
Net Assets — 100.0%		$5,919,830

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/03/24(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$10,000 (b)	$—	$—	$—	$10,000	10,000	$104	$—
iShares Core S&P 500 ETF	—	161,553	(13,023)	(415)	(578)	147,537	244	561	—
iShares MSCI Australia ETF	—	298,755	(4,122)	(401)	(16,754)	277,478	11,275	4,661	—
iShares MSCI Austria ETF	—	42,006	(22,887)	(75)	937	19,981	902	826	—
iShares MSCI Belgium ETF	—	42,493	(17,767)	(307)	(587)	23,832	1,282	361	—
iShares MSCI Brazil ETF	—	98,833	(1,696)	(249)	126	97,014	3,830	4,032	—
iShares MSCI Canada ETF	—	473,577	(8,082)	(622)	(18,584)	446,289	10,827	6,010	—
iShares MSCI Chile ETF	—	13,542	(7,652)	60	391	6,341	232	20	—
iShares MSCI China ETF	—	511,564	(7,136)	(341)	9,446	513,533	10,608	8,784	—
iShares MSCI Denmark ETF	—	150,899	(42,968)	(953)	(8,515)	98,463	928	363	—
iShares MSCI Finland ETF	—	32,982	(8,389)	(120)	302	24,775	725	322	—
iShares MSCI France ETF	—	384,808	(8,258)	(303)	22,453	398,700	10,321	2,817	—
iShares MSCI Germany ETF	—	346,750	(4,944)	(240)	19,071	360,637	10,414	—	—
iShares MSCI Hong Kong ETF	—	57,877	—	—	(3,114)	54,763	3,319	1,083	—
iShares MSCI India ETF	—	349,583	(21,055)	(326)	(24,404)	303,798	5,958	2,341	—
iShares MSCI Indonesia ETF	—	39,619	(19,680)	509	(1,745)	18,703	1,022	304	—
iShares MSCI Israel ETF	—	69,384	(25,649)	319	2,873	46,927	582	383	—
iShares MSCI Italy ETF	—	119,156	(22,156)	(592)	4,323	100,731	2,613	1,790	—
iShares MSCI Japan ETF	—	936,749	(83,928)	(2,156)	(35,727)	814,938	11,930	10,348	—
iShares MSCI Malaysia ETF	—	19,164	—	—	(990)	18,174	776	350	—
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares International Country Rotation Active ETF

Affiliates (continued)
Affiliated Issuer	Value at 12/03/24(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
iShares MSCI Mexico ETF	$—	$40,116	$(6,754)	$29	$(1,260)	$32,131	656	$1,037	$—
iShares MSCI Netherlands ETF	—	262,234	(59,389)	(411)	1,738	204,172	4,405	1,786	—
iShares MSCI New Zealand ETF	—	26,683	(16,727)	(1,043)	(416)	8,497	189	268	—
iShares MSCI Norway ETF	—	44,058	(19,248)	(1,083)	(369)	23,358	981	846	—
iShares MSCI Peru and Global Exposure ETF	—	42,451	(32,945)	(305)	(581)	8,620	214	482	—
iShares MSCI Philippines ETF	—	50,274	(31,954)	(295)	(1,888)	16,137	692	196	—
iShares MSCI Poland ETF	—	28,151	(7,444)	(669)	686	20,724	877	1,017	—
iShares MSCI Singapore ETF	—	94,814	(26,569)	(911)	(994)	66,340	2,938	2,413	—
iShares MSCI South Africa ETF	—	107,471	(28,639)	(937)	(6,101)	71,794	1,641	4,476	—
iShares MSCI South Korea ETF	—	189,246	(22,191)	(750)	(4,179)	162,126	3,004	3,127	2,083
iShares MSCI Spain ETF	—	132,981	(22,831)	(1,364)	(315)	108,471	3,288	3,151	—
iShares MSCI Sweden ETF	—	169,835	(9,986)	(552)	6,308	165,605	4,051	—	—
iShares MSCI Switzerland ETF	—	317,230	(5,889)	(238)	10,210	321,313	6,482	—	—
iShares MSCI Taiwan ETF	—	435,928	(99,509)	(2,293)	(17,811)	316,315	6,148	11,402	—
iShares MSCI Thailand ETF	—	25,616	(5,055)	20	(2,043)	18,538	322	228	—
iShares MSCI Turkey ETF	—	24,681	(13,343)	158	(283)	11,213	312	34	—
iShares MSCI United Kingdom ETF	—	595,327	(15,419)	(533)	1,210	580,585	16,304	9,819	—
				$(17,389)	$(67,164)	$5,918,553		$85,742	$2,083

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$5,908,553	$—	$—	$5,908,553
Short-Term Securities
Money Market Funds	10,000	—	—	10,000
	$5,918,553	$—	$—	$5,918,553
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
January 31, 2025
iShares Large Cap Core Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.0%
Howmet Aerospace Inc.	1,243	$157,339
Banks — 3.3%
Wells Fargo & Co.	3,245	255,706
Broadline Retail — 8.0%
Amazon.com Inc.(a)	2,651	630,090
Building Products — 2.1%
Johnson Controls International PLC	2,162	168,636
Capital Markets — 8.8%
Intercontinental Exchange Inc.	1,666	266,277
KKR & Co. Inc.	1,112	185,782
S&P Global Inc.	465	242,455
		694,514
Chemicals — 3.9%
Air Products and Chemicals Inc.	911	305,422
Communications Equipment — 4.2%
Ciena Corp.(a)	3,778	329,215
Electronic Equipment, Instruments & Components — 0.5%
Zebra Technologies Corp., Class A(a)	94	36,842
Entertainment — 1.3%
TKO Group Holdings Inc., Class A(a)	671	104,146
Financial Services — 5.1%
Visa Inc., Class A	1,162	397,172
Ground Transportation — 1.1%
Union Pacific Corp.	361	89,452
Health Care Equipment & Supplies — 2.1%
Boston Scientific Corp.(a)	1,579	161,626
Health Care Providers & Services — 10.0%
Cardinal Health Inc.	2,136	264,138
Elevance Health Inc.	410	162,237
Humana Inc.	557	163,329
Tenet Healthcare Corp.(a)	1,367	192,596
		782,300
Interactive Media & Services — 12.9%
Alphabet Inc., Class A	1,316	268,490
Meta Platforms Inc., Class A	792	545,831
Reddit Inc., Class A(a)	1,009	201,346
		1,015,667
Machinery — 1.5%
Westinghouse Air Brake Technologies Corp.	575	119,554
Security	Shares	Value
Oil, Gas & Consumable Fuels — 3.3%
Hess Corp.	802	$111,502
Suncor Energy Inc.	3,883	145,846
		257,348
Pharmaceuticals — 2.2%
Eli Lilly & Co.	209	169,516
Professional Services — 2.9%
SS&C Technologies Holdings Inc.	2,778	224,879
Semiconductors & Semiconductor Equipment — 10.9%
Advanced Micro Devices Inc.(a)	959	111,196
Applied Materials Inc.	71	12,805
Broadcom Inc.	1,204	266,409
Marvell Technology Inc.	1,538	173,578
Nvidia Corp.	2,468	296,333
		860,321
Software — 7.7%
Microsoft Corp.	1,449	601,422
Specialty Retail — 1.9%
Ross Stores Inc.	1,012	152,367
Technology Hardware, Storage & Peripherals — 1.5%
Western Digital Corp.(a)	1,870	121,793
Textiles, Apparel & Luxury Goods — 2.2%
LVMH Moet Hennessy Louis Vuitton SE, SP ADR	1,183	172,316
Total Long-Term Investments — 99.4% (Cost: $6,370,925)		7,807,643
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(b)(c)	40,000	40,000
Total Short-Term Securities — 0.5% (Cost: $40,000)		40,000
Total Investments — 99.9% (Cost: $6,410,925)		7,847,643
Other Assets Less Liabilities — 0.1%		5,770
Net Assets — 100.0%		$7,853,413

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Large Cap Core Active ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$33,750	$—	$(33,671)(b)	$(79)	$—	$—	—	$153 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	70,000	—	(30,000)(b)	—	—	40,000	40,000	2,347	—
				$(79)	$—	$40,000		$2,500	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$7,807,643	$—	$—	$7,807,643
Short-Term Securities
Money Market Funds	40,000	—	—	40,000
	$7,847,643	$—	$—	$7,847,643
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
January 31, 2025
iShares Large Cap Value Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 5.3%
Boeing Co. (The)(a)	1,060	$187,111
L3Harris Technologies Inc.	1,724	365,505
RTX Corp.	2,472	318,765
		871,381
Automobile Components — 1.9%
Aptiv PLC(a)	5,051	315,283
Automobiles — 1.6%
General Motors Co.	5,421	268,123
Banks — 11.2%
Citigroup Inc.	8,095	659,176
First Citizens BancShares Inc./NC, Class A	197	434,324
Wells Fargo & Co.	9,515	749,782
		1,843,282
Beverages — 2.3%
Constellation Brands Inc., Class A	885	160,008
Keurig Dr Pepper Inc.	6,753	216,771
		376,779
Broadline Retail — 3.0%
Amazon.com Inc.(a)	2,038	484,392
Building Products — 1.6%
Johnson Controls International PLC	3,269	254,982
Capital Markets — 2.6%
Intercontinental Exchange Inc.	2,627	419,873
Chemicals — 4.1%
Air Products and Chemicals Inc.	700	234,682
International Flavors & Fragrances Inc.	2,161	188,201
PPG Industries Inc.	2,170	250,375
		673,258
Communications Equipment — 2.9%
Cisco Systems Inc.	7,792	472,195
Consumer Staples Distribution & Retail — 2.3%
Dollar Tree Inc.(a)	5,209	382,080
Containers & Packaging — 0.6%
Sealed Air Corp.	2,706	94,250
Diversified Telecommunication Services — 1.4%
Verizon Communications Inc.	5,894	232,165
Electric Utilities — 2.6%
Exelon Corp.	6,813	272,520
PG&E Corp.	10,004	156,563
		429,083
Entertainment — 2.0%
Electronic Arts Inc.	2,642	324,728
Financial Services — 3.3%
Fidelity National Information Services Inc.	4,073	331,827
Visa Inc., Class A	592	202,346
		534,173
Food Products — 2.1%
Kraft Heinz Co. (The)	11,332	338,147
Health Care Equipment & Supplies — 5.2%
Baxter International Inc.	11,703	381,050
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Medtronic PLC	5,287	$480,165
		861,215
Health Care Providers & Services — 11.7%
Cardinal Health Inc.	4,211	520,732
Cigna Group (The)	958	281,853
CVS Health Corp.	9,628	543,790
Elevance Health Inc.	456	180,439
Labcorp Holdings Inc.	1,562	390,188
		1,917,002
Insurance — 3.7%
American International Group Inc.	3,045	224,295
Fidelity National Financial Inc.	3,269	190,158
Willis Towers Watson PLC	604	199,057
		613,510
IT Services — 1.9%
Cognizant Technology Solutions Corp., Class A	3,855	318,462
Life Sciences Tools & Services — 0.3%
Fortrea Holdings Inc.(a)	3,299	55,456
Media — 2.4%
Comcast Corp., Class A	11,519	387,730
Multi-Utilities — 1.4%
Dominion Energy Inc.	4,199	233,422
Oil, Gas & Consumable Fuels — 5.9%
Enterprise Products Partners LP	10,673	348,473
Hess Corp.	2,059	286,263
Kosmos Energy Ltd.(a)	60,946	193,808
Suncor Energy Inc.	3,566	133,939
		962,483
Pharmaceuticals — 1.0%
Eli Lilly & Co.	199	161,405
Professional Services — 7.0%
Dun & Bradstreet Holdings Inc.	26,357	324,191
Leidos Holdings Inc.	2,067	293,576
SS&C Technologies Holdings Inc.	6,498	526,013
		1,143,780
Software — 2.6%
Microsoft Corp.	1,017	422,116
Specialized REITs — 1.4%
Crown Castle Inc.	2,615	233,467
Technology Hardware, Storage & Peripherals — 2.6%
HP Inc.	7,081	230,133
Western Digital Corp.(a)	2,903	189,072
		419,205
Tobacco — 0.9%
British American Tobacco PLC, ADR, NVS	3,711	147,104
Total Long-Term Investments — 98.8% (Cost: $15,196,722)		16,190,531
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Large Cap Value Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(b)(c)	160,000	$160,000
Total Short-Term Securities — 1.0% (Cost: $160,000)		160,000
Total Investments — 99.8% (Cost: $15,356,722)		16,350,531
Other Assets Less Liabilities — 0.2%		35,746
Net Assets — 100.0%		$16,386,277

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$—	$(11)(b)	$11	$—	$—	—	$52 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,000	150,000 (b)	—	—	—	160,000	160,000	1,774	—
				$11	$—	$160,000		$1,826	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$16,190,531	$—	$—	$16,190,531
Short-Term Securities
Money Market Funds	160,000	—	—	160,000
	$16,350,531	$—	$—	$16,350,531
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
January 31, 2025
iShares U.S. Equity Factor Rotation Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Communication Services — 14.1%
Alphabet Inc., Class A	2,183,117	$445,399,530
Alphabet Inc., Class C, NVS	1,344,451	276,419,126
AT&T Inc.	7,538,875	178,897,503
Meta Platforms Inc., Class A	956,435	659,155,873
Netflix Inc.(a)	218,303	213,229,638
Spotify Technology SA(a)	55,289	30,328,781
T-Mobile U.S. Inc.	1,152,041	268,390,992
Verizon Communications Inc.	115,156	4,535,995
Walt Disney Co. (The)	131,283	14,842,856
		2,091,200,294
Consumer Discretionary — 11.5%
Amazon.com Inc.(a)	2,866,667	681,349,413
Booking Holdings Inc.	49,933	236,560,583
Coupang Inc.(a)	45	1,058
General Motors Co.	2,247,929	111,182,568
Hilton Worldwide Holdings Inc.	55,870	14,306,631
Lennar Corp., Class A	2,952,661	387,507,230
Macy's Inc.	90	1,402
Millrose Properties Inc., Class A(a)	1,435,798	15,879,926
PulteGroup Inc.	316,706	36,034,809
Tesla Inc.(a)	531,479	215,036,403
TJX Companies Inc. (The)	7,334	915,210
		1,698,775,233
Consumer Staples — 5.6%
Costco Wholesale Corp.	472,100	462,601,348
Pilgrim's Pride Corp.(a)	113,438	5,279,404
Procter & Gamble Co. (The)	1,726,130	286,520,319
Walmart Inc.	806,916	79,206,875
		833,607,946
Energy — 3.4%
Chevron Corp.	302,297	45,099,689
Exxon Mobil Corp.	4,079,266	435,787,987
Marathon Petroleum Corp.	123,196	17,950,889
Valero Energy Corp.	44	5,852
		498,844,417
Financials — 18.8%
American Express Co.	116,327	36,928,006
Arch Capital Group Ltd.	632,397	58,857,189
Bank of America Corp.	12,307,726	569,847,714
Berkshire Hathaway Inc., Class B(a)	588,568	275,844,165
Citigroup Inc.	580,593	47,277,688
Hartford Financial Services Group Inc. (The)	2,550,443	284,501,917
JPMorgan Chase & Co.	1,884,083	503,615,386
Mastercard Inc., Class A	362,417	201,297,274
MetLife Inc.	44	3,806
NU Holdings Ltd./Cayman Islands, Class A(a)	315	4,171
Progressive Corp. (The)	998,855	246,157,826
Travelers Companies Inc. (The)	819,485	200,921,332
Visa Inc., Class A	1,055,443	360,750,417
Willis Towers Watson PLC	187	61,629
		2,786,068,520
Health Care — 5.5%
AbbVie Inc.	24,566	4,517,687
Abiomed Inc., CVR(b)	53	114
Boston Scientific Corp.(a)	1,114,428	114,072,850
Eli Lilly & Co.	213,895	173,485,957
Johnson & Johnson	1,770,406	269,367,273
UnitedHealth Group Inc.	463,484	251,435,435
		812,879,316
Security	Shares	Value
Industrials — 7.9%
Caterpillar Inc.	575,224	$213,661,203
Eaton Corp. PLC	600,414	195,999,146
EMCOR Group Inc.	45,418	20,349,989
General Electric Co.	665,352	135,445,707
PACCAR Inc.	1,281,029	142,040,495
Parker-Hannifin Corp.	309,942	219,144,491
RTX Corp.	429,205	55,345,985
Trane Technologies PLC	438,299	158,992,962
Waste Management Inc.	119,677	26,360,056
		1,167,340,034
Information Technology — 30.9%
Advanced Micro Devices Inc.(a)	21,545	2,498,143
Amphenol Corp., Class A	1,022,113	72,345,158
Apple Inc.	4,370,528	1,031,444,608
Applied Materials Inc.	547,782	98,792,484
AppLovin Corp., Class A(a)	14,854	5,489,890
Broadcom Inc.	1,082,458	239,515,482
Cisco Systems Inc.	3,839,808	232,692,365
Crowdstrike Holdings Inc., Class A(a)	34,112	13,578,964
Dell Technologies Inc., Class C	44	4,558
Hewlett Packard Enterprise Co.	287	6,081
International Business Machines Corp.	246,609	63,057,921
Intuit Inc.	90,336	54,338,007
Microsoft Corp.	2,497,965	1,036,805,353
Nutanix Inc., Class A(a)	90	6,189
Nvidia Corp.	8,809,558	1,057,763,629
Oracle Corp.	69,726	11,857,604
Palantir Technologies Inc., Class A(a)	681,206	56,192,683
Palo Alto Networks Inc.(a)	1,234	227,574
Qualcomm Inc.	44	7,609
Salesforce Inc.	689,377	235,560,121
ServiceNow Inc.(a)	257,203	261,930,391
Snowflake Inc., Class A(a)	20	3,630
TE Connectivity PLC, NVS	746,107	110,401,453
Workday Inc., Class A(a)	44	11,531
		4,584,531,428
Utilities — 1.6%
Duke Energy Corp.	2,029,359	227,267,914
Southern Co. (The)	45,574	3,825,937
Vistra Corp.	52,390	8,803,092
		239,896,943
Total Long-Term Investments — 99.3% (Cost: $13,045,926,372)		14,713,144,131
Short-Term Securities
Money Market Funds — 0.7%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(c)(d)	96,830,000	96,830,000
Total Short-Term Securities — 0.7% (Cost: $96,830,000)		96,830,000
Total Investments — 100.0% (Cost: $13,142,756,372)		14,809,974,131
Other Assets Less Liabilities — .00%		3,891,911
Net Assets — 100.0%		$14,813,866,042

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Equity Factor Rotation Active ETF

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$32,360	$—	$(21,138)(b)	$(11,219)	$(3)	$—	—	$8,606 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	100,940,000	—	(4,110,000)(b)	—	—	96,830,000	96,830,000	1,187,381	—
				$(11,219)	$(3)	$96,830,000		$1,195,987	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$14,697,264,091	$15,879,926	$114	$14,713,144,131
Short-Term Securities
Money Market Funds	96,830,000	—	—	96,830,000
	$14,794,094,091	$15,879,926	$114	$14,809,974,131
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
January 31, 2025
iShares U.S. Industry Rotation Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Communication Services — 15.7%
Alphabet Inc., Class A	3,318	$676,938
Alphabet Inc., Class C, NVS	2,847	585,343
AT&T Inc.	4,795	113,785
Electronic Arts Inc.	134	16,470
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	108	10,336
Live Nation Entertainment Inc.(a)	85	12,298
Match Group Inc.	133	4,748
Meta Platforms Inc., Class A	1,237	852,516
Netflix Inc.(a)	230	224,655
Pinterest Inc., Class A(a)	349	11,503
ROBLOX Corp., Class A(a)	256	18,194
Roku Inc.(a)	60	4,966
Snap Inc., Class A, NVS(a)	602	6,797
T-Mobile U.S. Inc.	1,460	340,136
Take-Two Interactive Software Inc.(a)	94	17,438
Verizon Communications Inc.	2,785	109,701
Walt Disney Co. (The)	974	110,120
Warner Bros Discovery Inc.(a)	1,194	12,465
		3,128,409
Consumer Discretionary — 10.9%
Airbnb Inc., Class A(a)	152	19,938
Amazon.com Inc.(a)	1,832	435,430
AutoZone Inc.(a)	10	33,502
Best Buy Co. Inc.	123	10,561
Booking Holdings Inc.	12	56,851
Burlington Stores Inc.(a)	38	10,789
CarMax Inc.(a)	90	7,708
Carnival Corp.(a)	358	9,906
Carvana Co., Class A(a)	64	15,839
Chipotle Mexican Grill Inc., Class A(a)	481	28,066
Darden Restaurants Inc.	42	8,200
Dick's Sporting Goods Inc.	34	8,162
Domino's Pizza Inc.	11	4,940
DoorDash Inc., Class A(a)	108	20,394
DR Horton Inc.	284	40,299
DraftKings Inc., Class A (a)	157	6,586
eBay Inc.	100	6,748
Expedia Group Inc.(a)	43	7,351
Flutter Entertainment PLC, Class DI(a)	63	16,819
Ford Motor Co.	1,783	17,973
Garmin Ltd.	148	31,946
General Motors Co.	521	25,769
Hilton Worldwide Holdings Inc.	86	22,022
Home Depot Inc. (The)	557	229,473
Hyatt Hotels Corp., Class A	16	2,532
Las Vegas Sands Corp.	129	5,912
Lennar Corp., Class A	231	30,316
Lowe's Companies Inc.	319	82,953
Marriott International Inc./MD, Class A	83	24,119
McDonald's Corp.	253	73,041
MercadoLibre Inc.(a)	9	17,300
MGM Resorts International(a)	73	2,517
Millrose Properties Inc., Class A(a)	95	1,051
NVR Inc.(a)	3	24,048
O'Reilly Automotive Inc.(a)	33	42,716
PulteGroup Inc.	196	22,301
Rivian Automotive Inc., Class A(a)(b)	354	4,446
Ross Stores Inc.	188	28,305
Royal Caribbean Cruises Ltd.	86	22,927
Starbucks Corp.	398	42,857
Security	Shares	Value
Consumer Discretionary (continued)
Tesla Inc.(a)	1,306	$528,407
TJX Companies Inc. (The)	636	79,366
Tractor Supply Co.	317	17,232
Ulta Beauty Inc.(a)	28	11,540
Williams-Sonoma Inc.	75	15,853
Wynn Resorts Ltd.	35	3,040
Yum! Brands Inc.	95	12,397
		2,170,448
Energy — 4.4%
APA Corp.	200	4,386
Baker Hughes Co., Class A	657	30,340
Cheniere Energy Inc.	112	25,049
Chevron Corp.	875	130,541
ConocoPhillips	658	65,030
Coterra Energy Inc.	380	10,534
Devon Energy Corp.	305	10,401
Diamondback Energy Inc.	100	16,436
EOG Resources Inc.	287	36,102
EQT Corp.	300	15,336
Expand Energy Corp.	107	10,871
Exxon Mobil Corp.	2,235	238,765
Halliburton Co.	566	14,727
Hess Corp.	139	19,325
HF Sinclair Corp.	102	3,680
Kinder Morgan Inc.	1,026	28,195
Marathon Petroleum Corp.	167	24,334
Occidental Petroleum Corp.	316	14,741
ONEOK Inc.	291	28,276
Ovintiv Inc.	117	4,940
Phillips 66	208	24,517
Schlumberger NV	928	37,380
Targa Resources Corp.	104	20,467
Texas Pacific Land Corp.	10	12,972
Valero Energy Corp.	160	21,280
Williams Companies Inc. (The)	616	34,145
		882,770
Financials — 15.8%
Aflac Inc.	338	36,295
Allstate Corp. (The)	156	30,003
Ally Financial Inc.	103	4,014
American Express Co.	310	98,409
American Financial Group Inc./OH	50	6,828
American International Group Inc.	397	29,243
Ameriprise Financial Inc.	44	23,908
Aon PLC, Class A	114	42,273
Apollo Global Management Inc.	152	25,989
Arch Capital Group Ltd.	216	20,103
Ares Management Corp., Class A	86	17,047
Arthur J Gallagher & Co.	148	44,669
Assurant Inc.	35	7,532
Bank of America Corp.	2,930	135,659
Bank of New York Mellon Corp. (The)	270	23,201
Berkshire Hathaway Inc., Class B(a)	489	229,180
Blackstone Inc., NVS	307	54,373
Block Inc.(a)	204	18,527
Brown & Brown Inc.	145	15,176
Capital One Financial Corp.	210	42,779
Carlyle Group Inc. (The)	114	6,402
Cboe Global Markets Inc.	38	7,765
Charles Schwab Corp. (The)	679	56,167
Chubb Ltd.	227	61,717
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Industry Rotation Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Financials (continued)
Cincinnati Financial Corp.	94	$12,883
Citigroup Inc.	816	66,447
Citizens Financial Group Inc.	182	8,658
CME Group Inc.	160	37,843
Coinbase Global Inc., Class A(a)	78	22,724
Corpay Inc.(a)	24	9,132
Discover Financial Services	131	26,343
Erie Indemnity Co., Class A, NVS	15	6,044
Everest Group Ltd.	24	8,340
FactSet Research Systems Inc.	19	9,014
Fidelity National Financial Inc.	97	5,642
Fidelity National Information Services Inc.	208	16,946
Fifth Third Bancorp	289	12,806
First Citizens BancShares Inc./NC, Class A	4	8,819
Fiserv Inc.(a)	215	46,449
Franklin Resources Inc.	214	4,759
Global Payments Inc.	93	10,495
Goldman Sachs Group Inc. (The)	136	87,094
Hartford Financial Services Group Inc. (The)	188	20,971
Huntington Bancshares Inc./Ohio	691	11,885
Intercontinental Exchange Inc.	256	40,916
Jack Henry & Associates Inc.	26	4,526
JPMorgan Chase & Co.	1,199	320,493
KeyCorp	470	8,451
KKR & Co. Inc.	257	42,937
Loews Corp.	113	9,656
LPL Financial Holdings Inc.	32	11,740
M&T Bank Corp.	66	13,282
Markel Group Inc.(a)	8	14,630
MarketAxess Holdings Inc.	18	3,971
Marsh & McLennan Companies Inc.	295	63,980
Mastercard Inc., Class A	302	167,740
MetLife Inc.	374	32,355
Moody's Corp.	73	36,459
Morgan Stanley	521	72,122
MSCI Inc., Class A	34	20,290
Nasdaq Inc.	204	16,797
Northern Trust Corp.	102	11,454
PayPal Holdings Inc.(a)	358	31,712
PNC Financial Services Group Inc. (The)	169	33,961
Principal Financial Group Inc.	164	13,522
Progressive Corp. (The)	342	84,282
Prudential Financial Inc.	130	15,699
Raymond James Financial Inc.	92	15,500
Regions Financial Corp.	403	9,930
Robinhood Markets Inc., Class A(a)	215	11,169
S&P Global Inc.	138	71,955
SEI Investments Co.	74	6,407
State Street Corp.	141	14,328
Synchrony Financial	225	15,520
T Rowe Price Group Inc.	81	9,471
Toast Inc., Class A(a)	144	5,892
Tradeweb Markets Inc., Class A	56	7,106
Travelers Companies Inc. (The)	134	32,854
Truist Financial Corp.	601	28,620
U.S. Bancorp	665	31,774
Visa Inc., Class A	615	210,207
W R Berkley Corp.	182	10,707
Wells Fargo & Co.	1,436	113,157
Willis Towers Watson PLC	37	12,194
		3,148,319
Security	Shares	Value
Health Care — 7.2%
Abbott Laboratories	73	$9,339
AbbVie Inc.	855	157,235
Agilent Technologies Inc.	250	37,880
Alnylam Pharmaceuticals Inc.(a)	62	16,821
Amgen Inc.	260	74,209
Avantor Inc.(a)	580	12,922
Becton Dickinson & Co.	13	3,219
Biogen Inc.(a)	70	10,075
BioMarin Pharmaceutical Inc.(a)	91	5,766
Bio-Rad Laboratories Inc., Class A(a)	17	6,135
Bio-Techne Corp.	138	10,150
Boston Scientific Corp.(a)	66	6,756
Bristol-Myers Squibb Co.	138	8,135
Cardinal Health Inc.	64	7,914
Cencora Inc.	47	11,948
Centene Corp.(a)	139	8,900
Charles River Laboratories International Inc.(a)	45	7,414
Cigna Group (The)	75	22,066
CVS Health Corp.	339	19,147
Danaher Corp.	566	126,071
DaVita Inc.(a)	11	1,938
Dexcom Inc.(a)	15	1,302
Edwards Lifesciences Corp.(a)	22	1,594
Elevance Health Inc.	62	24,533
Eli Lilly & Co.	54	43,798
Exact Sciences Corp.(a)	89	4,989
GE HealthCare Technologies Inc., NVS(a)	18	1,589
Gilead Sciences Inc.	605	58,806
HCA Healthcare Inc.	51	16,825
Henry Schein Inc.(a)	31	2,480
Humana Inc.	33	9,677
Illumina Inc.(a)	139	18,451
Incyte Corp.(a)	82	6,081
Intuitive Surgical Inc.(a)	14	8,006
IQVIA Holdings Inc.(a)	159	32,016
Johnson & Johnson	165	25,105
Labcorp Holdings Inc.	22	5,496
McKesson Corp.	35	20,816
Medtronic PLC	59	5,358
Merck & Co. Inc.	169	16,701
Mettler-Toledo International Inc.(a)	18	24,560
Moderna Inc.(a)	160	6,307
Molina Healthcare Inc.(a)	15	4,656
Neurocrine Biosciences Inc.(a)	48	7,287
Pfizer Inc.	373	9,892
Quest Diagnostics Inc.	29	4,730
Regeneron Pharmaceuticals Inc.(a)	52	34,995
ResMed Inc.	6	1,417
Revvity Inc.	109	13,748
Stryker Corp.	14	5,478
Thermo Fisher Scientific Inc.	332	198,453
United Therapeutics Corp.(a)	20	7,023
UnitedHealth Group Inc.	250	135,623
Universal Health Services Inc., Class B	14	2,640
Vertex Pharmaceuticals Inc.(a)	125	57,710
Waters Corp.(a)	51	21,190
West Pharmaceutical Services Inc.	63	21,518
Zoetis Inc.	29	4,956
		1,429,846
Industrials — 9.9%
A O Smith Corp.	29	1,952
Allegion PLC	19	2,522

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Industry Rotation Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Industrials (continued)
Automatic Data Processing Inc.	211	$63,935
Axon Enterprise Inc.(a)	20	13,044
Boeing Co. (The)(a)	201	35,480
Booz Allen Hamilton Holding Corp., Class A	66	8,514
Broadridge Financial Solutions Inc.	72	17,152
Builders FirstSource Inc.(a)	29	4,851
Carlisle Companies Inc.	11	4,284
Carrier Global Corp.	207	13,534
Caterpillar Inc.	244	90,631
CH Robinson Worldwide Inc.	122	12,138
Cintas Corp.	23	4,613
CNH Industrial NV	354	4,560
Copart Inc.(a)	48	2,781
CSX Corp.	2,729	89,702
Cummins Inc.	69	24,581
Dayforce Inc.(a)	80	5,659
Deere & Co.	130	61,953
Dover Corp.	70	14,258
Equifax Inc.	67	18,410
Expeditors International of Washington Inc.	146	16,583
Fastenal Co.	380	27,831
FedEx Corp.	240	63,569
Ferguson Enterprises Inc.	194	35,137
Fortive Corp.	178	14,477
Fortune Brands Innovations Inc., NVS	32	2,293
General Dynamics Corp.	64	16,447
General Electric Co.	300	61,071
Graco Inc.	78	6,565
HEICO Corp.	11	2,628
HEICO Corp., Class A	18	3,426
Howmet Aerospace Inc.	108	13,671
Huntington Ingalls Industries Inc.	10	1,973
IDEX Corp.	36	8,075
Illinois Tool Works Inc.	147	38,096
Ingersoll Rand Inc.	204	19,135
Jacobs Solutions Inc., NVS	65	9,108
JB Hunt Transport Services Inc.	115	19,690
Johnson Controls International PLC	175	13,650
Knight-Swift Transportation Holdings Inc.	224	12,788
L3Harris Technologies Inc.	52	11,024
Leidos Holdings Inc.	66	9,374
Lennox International Inc.	7	4,147
Lockheed Martin Corp.	58	26,851
Masco Corp.	55	4,360
Nordson Corp.	21	4,625
Norfolk Southern Corp.	316	80,675
Northrop Grumman Corp.	38	18,516
Old Dominion Freight Line Inc.	269	49,929
Otis Worldwide Corp.	199	18,989
Owens Corning	21	3,876
PACCAR Inc.	262	29,051
Parker-Hannifin Corp.	65	45,958
Paychex Inc.	170	25,104
Paycom Software Inc.	26	5,397
Pentair PLC	85	8,813
Republic Services Inc., Class A	13	2,819
RTX Corp.	368	47,454
Snap-on Inc.	27	9,589
SS&C Technologies Holdings Inc.	112	9,066
Stanley Black & Decker Inc.	72	6,341
Textron Inc.	47	3,596
Toro Co. (The)	51	4,247
Security	Shares	Value
Industrials (continued)
Trane Technologies PLC	58	$21,039
TransDigm Group Inc.	15	20,300
TransUnion	100	9,925
Uber Technologies Inc.(a)	2,635	176,150
U-Haul Holding Co.	137	8,869
Union Pacific Corp.	850	210,621
United Parcel Service Inc., Class B	761	86,929
United Rentals Inc.	44	33,355
Veralto Corp.	13	1,344
Verisk Analytics Inc., Class A	72	20,696
Waste Connections Inc.	15	2,757
Waste Management Inc.	24	5,286
Watsco Inc.	23	11,008
Westinghouse Air Brake Technologies Corp.	91	18,921
WW Grainger Inc.	29	30,817
Xylem Inc./New York	121	15,009
		1,983,594
Information Technology — 31.7%
Accenture PLC, Class A	294	113,175
Adobe Inc.(a)	178	77,866
Advanced Micro Devices Inc.(a)	662	76,759
Akamai Technologies Inc.(a)	71	7,093
Amphenol Corp., Class A	15	1,062
Analog Devices Inc.	205	43,437
Ansys Inc.(a)	37	12,968
Apple Inc.	6,101	1,439,836
Applied Materials Inc.	337	60,778
AppLovin Corp., Class A(a)	83	30,676
Aspen Technology Inc.(a)	10	2,635
Atlassian Corp., Class A, NVS(a)	68	20,861
Autodesk Inc.(a)	88	27,398
Bentley Systems Inc., Class B	63	2,933
Broadcom Inc.	1,816	401,826
Cadence Design Systems Inc.(a)	113	33,631
Cloudflare Inc., Class A(a)	143	19,791
Cognizant Technology Solutions Corp., Class A	234	19,331
Crowdstrike Holdings Inc., Class A(a)	94	37,419
Datadog Inc., Class A(a)	116	16,554
Dell Technologies Inc., Class C	128	13,261
DocuSign Inc., Class A(a)	84	8,125
Dynatrace Inc.(a)	129	7,450
Enphase Energy Inc.(a)	59	3,675
Entegris Inc.	63	6,397
EPAM Systems Inc.(a)	27	6,857
Fair Isaac Corp.(a)	10	18,736
First Solar Inc.(a)	41	6,868
Fortinet Inc.(a)	261	26,330
Gartner Inc.(a)	36	19,542
Gen Digital Inc.	223	6,001
GoDaddy Inc., Class A(a)	65	13,822
Hewlett Packard Enterprise Co.	524	11,104
HP Inc.	390	12,675
HubSpot Inc.(a)	20	15,591
Intel Corp.	1,758	34,158
International Business Machines Corp.	434	110,974
Intuit Inc.	113	67,971
KLA Corp.	55	40,603
Lam Research Corp.	531	43,038
Manhattan Associates Inc.(a)	26	5,423
Marvell Technology Inc.	355	40,065
Microchip Technology Inc.	232	12,598
Micron Technology Inc.	453	41,332
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Industry Rotation Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Information Technology (continued)
Microsoft Corp.	2,851	$1,183,336
MicroStrategy Inc., Class A(a)(b)	76	25,444
MongoDB Inc., Class A(a)	34	9,293
Monolithic Power Systems Inc.	20	12,747
NetApp Inc.	83	10,134
Nutanix Inc., Class A(a)	105	7,220
Nvidia Corp.	10,034	1,204,782
NXP Semiconductors NV	105	21,898
Okta Inc.(a)	76	7,161
ON Semiconductor Corp.(a)	172	9,002
Oracle Corp.	671	114,110
Palantir Technologies Inc., Class A(a)	820	67,642
Palo Alto Networks Inc.(a)	263	48,502
PTC Inc.(a)	48	9,287
Pure Storage Inc., Class A(a)	126	8,542
Qorvo Inc.(a)	41	3,402
Qualcomm Inc.	457	79,029
Roper Technologies Inc.	45	25,904
Salesforce Inc.	387	132,238
Samsara Inc., Class A(a)	95	4,892
Seagate Technology Holdings PLC	85	8,191
ServiceNow Inc.(a)	83	84,526
Skyworks Solutions Inc.	66	5,858
Snowflake Inc., Class A(a)	142	25,774
Super Micro Computer Inc.(a)(b)	242	6,902
Synopsys Inc.(a)	62	32,580
Teradyne Inc.	64	7,411
Texas Instruments Inc.	374	69,044
Twilio Inc., Class A(a)	72	10,554
Tyler Technologies Inc.(a)	18	10,829
VeriSign Inc.(a)	40	8,600
Western Digital Corp.(a)	140	9,118
Workday Inc., Class A(a)	86	22,537
Zoom Video Communications Inc., Class A(a)	104	9,042
Zscaler Inc.(a)	39	7,901
		6,322,057
Materials — 2.7%
Air Products and Chemicals Inc.	45	15,087
Albemarle Corp.	30	2,526
Celanese Corp., Class A	28	1,989
CF Industries Holdings Inc.	42	3,873
Corteva Inc.	144	9,399
CRH PLC	1,663	164,687
Dow Inc.	152	5,936
DuPont de Nemours Inc.	93	7,142
Eastman Chemical Co.	32	3,189
Ecolab Inc.	55	13,760
Freeport-McMoRan Inc.	483	17,316
International Flavors & Fragrances Inc.	53	4,616
Linde PLC	100	44,612
LyondellBasell Industries NV, Class A	52	3,936
Martin Marietta Materials Inc.	148	80,530
Mosaic Co. (The)	73	2,036
Newmont Corp.	385	16,447
Nucor Corp.	82	10,531
PPG Industries Inc.	50	5,769
Reliance Inc.	19	5,500
RPM International Inc.	30	3,798
Sherwin-Williams Co. (The)	49	17,550
Security	Shares	Value
Materials (continued)
Steel Dynamics Inc.	49	$6,282
Vulcan Materials Co.	321	88,002
Westlake Corp.	8	914
		535,427
Real Estate — 0.3%
Alexandria Real Estate Equities Inc.	47	4,576
American Tower Corp.	14	2,589
Crown Castle Inc.	13	1,161
Digital Realty Trust Inc.	10	1,639
Equinix Inc.	3	2,741
Healthpeak Properties Inc.	249	5,144
Public Storage	5	1,492
Ventas Inc.	136	8,217
Welltower Inc.	200	27,296
Weyerhaeuser Co.	44	1,347
		56,202
Utilities — 1.0%
Alliant Energy Corp.	65	3,827
American Electric Power Co. Inc.	138	13,574
Constellation Energy Corp.	81	24,298
Duke Energy Corp.	201	22,510
Edison International	99	5,346
Entergy Corp.	112	9,081
Evergy Inc.	57	3,658
Eversource Energy	87	5,018
Exelon Corp.	272	10,880
FirstEnergy Corp.	139	5,532
NextEra Energy Inc.	531	37,998
NRG Energy Inc.	59	6,044
PG&E Corp.	532	8,326
PPL Corp.	231	7,762
Southern Co. (The)	289	24,261
Xcel Energy Inc.	144	9,677
		197,792
Total Long-Term Investments — 99.6% (Cost: $18,165,195)		19,854,864
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(c)(d)(e)	12,084	12,090
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(c)(d)	80,000	80,000
Total Short-Term Securities — 0.5% (Cost: $92,090)		92,090
Total Investments — 100.1% (Cost: $18,257,285)		19,946,954
Liabilities in Excess of Other Assets — (0.1)%		(14,733)
Net Assets — 100.0%		$19,932,221

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Industry Rotation Active ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$611	$11,480 (a)	$—	$(1)	$—	$12,090	12,084	$51 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	40,000	40,000 (a)	—	—	—	80,000	80,000	1,511	—
				$(1)	$—	$92,090		$1,562	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$19,853,813	$1,051	$—	$19,854,864
Short-Term Securities
Money Market Funds	92,090	—	—	92,090
	$19,945,903	$1,051	$—	$19,946,954
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
January 31, 2025
iShares U.S. Thematic Rotation Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.0%
Axon Enterprise Inc.(a)	60	$39,131
General Electric Co.	960	195,427
Howmet Aerospace Inc.	355	44,936
Northrop Grumman Corp.	16	7,796
		287,290
Air Freight & Logistics — 0.2%
Expeditors International of Washington Inc.	273	31,007
Broadline Retail — 4.7%
Amazon.com Inc.(a)	2,547	605,371
Dillard's Inc., Class A	161	75,366
		680,737
Building Products — 2.4%
Armstrong World Industries Inc.	146	22,047
Carlisle Companies Inc.	41	15,968
Lennox International Inc.	161	95,380
Owens Corning	134	24,730
Simpson Manufacturing Co. Inc.	22	3,696
Trane Technologies PLC	437	158,522
UFP Industries Inc.	225	26,021
		346,364
Capital Markets — 0.2%
Affiliated Managers Group Inc.	92	17,290
Janus Henderson Group PLC	133	5,976
SEI Investments Co.	133	11,515
		34,781
Chemicals — 0.8%
Ecolab Inc.	65	16,262
Linde PLC	225	100,377
		116,639
Commercial Services & Supplies — 2.4%
Cintas Corp.	44	8,825
Clean Harbors Inc.(a)	249	58,017
Copart Inc.(a)	1,179	68,300
Republic Services Inc., Class A	401	86,965
Veralto Corp.	206	21,298
Waste Connections Inc.	508	93,355
Waste Management Inc.	60	13,216
		349,976
Communications Equipment — 1.6%
Cisco Systems Inc.	1,728	104,717
F5 Inc.(a)	183	54,398
Motorola Solutions Inc.	155	72,734
		231,849
Construction & Engineering — 3.1%
AECOM	215	22,669
Comfort Systems USA Inc.	152	66,386
Dycom Industries Inc.(a)	337	63,747
EMCOR Group Inc.	327	146,516
Fluor Corp.(a)	777	37,459
MasTec Inc.(a)	479	69,498
Quanta Services Inc.	154	47,372
		453,647
Construction Materials — 0.9%
Eagle Materials Inc.	46	11,810
Martin Marietta Materials Inc.	62	33,736
Vulcan Materials Co.	302	82,793
		128,339
Security	Shares	Value
Consumer Staples Distribution & Retail — 6.0%
Costco Wholesale Corp.	443	$434,087
Kroger Co. (The)	617	38,032
Sprouts Farmers Market Inc.(a)	377	59,694
U.S. Foods Holding Corp.(a)	163	11,562
Walmart Inc.	3,275	321,474
		864,849
Containers & Packaging — 0.4%
AptarGroup Inc.	396	62,231
Distributors — 0.2%
Genuine Parts Co.	40	4,650
LKQ Corp.	532	19,891
		24,541
Electrical Equipment — 0.3%
Acuity Brands Inc.	18	5,983
Hubbell Inc., Class B	83	35,110
		41,093
Electronic Equipment, Instruments & Components — 3.3%
Amphenol Corp., Class A	4,004	283,403
Badger Meter Inc.	334	71,446
Crane NXT Co.	68	4,350
Jabil Inc.	423	68,699
TD SYNNEX Corp.	350	49,879
		477,777
Energy Equipment & Services — 0.4%
Baker Hughes Co., Class A	481	22,213
Noble Corp. PLC	527	16,890
TechnipFMC PLC	134	4,027
Tidewater Inc.(a)(b)	294	16,202
		59,332
Entertainment — 0.9%
Electronic Arts Inc.	182	22,370
Netflix Inc.(a)	71	69,350
Spotify Technology SA(a)	68	37,301
		129,021
Financial Services — 1.0%
Berkshire Hathaway Inc., Class B(a)	40	18,747
Essent Group Ltd.	331	19,281
Fiserv Inc.(a)	426	92,033
Voya Financial Inc.	138	9,796
		139,857
Food Products — 1.0%
Pilgrim's Pride Corp.(a)	3,206	149,207
WK Kellogg Co.	108	1,792
		150,999
Health Care Equipment & Supplies — 6.9%
Align Technology Inc.(a)	55	12,051
Boston Scientific Corp.(a)	3,806	389,582
Edwards Lifesciences Corp.(a)	901	65,277
Globus Medical Inc., Class A(a)	635	58,877
Intuitive Surgical Inc.(a)	391	223,605
Merit Medical Systems Inc.(a)	137	14,917
Penumbra Inc.(a)	229	61,136
Stryker Corp.	465	181,950
		1,007,395
Health Care Providers & Services — 0.5%
Cardinal Health Inc.	23	2,844
Encompass Health Corp.	259	25,711
McKesson Corp.	62	36,875
		65,430

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Thematic Rotation Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hotels, Restaurants & Leisure — 0.9%
Hilton Worldwide Holdings Inc.	196	$50,190
Light & Wonder Inc.(a)	509	44,746
Marriott International Inc./MD, Class A	128	37,195
		132,131
Household Durables — 0.8%
Champion Homes Inc.(a)	390	36,009
Garmin Ltd.	193	41,659
PulteGroup Inc.	18	2,048
Taylor Morrison Home Corp., Class A(a)	635	40,932
		120,648
Household Products — 2.8%
Church & Dwight Co. Inc.	84	8,864
Colgate-Palmolive Co.	1,883	163,256
Procter & Gamble Co. (The)	1,427	236,868
		408,988
Insurance — 1.0%
Aflac Inc.	16	1,718
Axis Capital Holdings Ltd.	439	39,958
Brown & Brown Inc.	61	6,384
Marsh & McLennan Companies Inc.	247	53,569
Progressive Corp. (The)	33	8,133
RLI Corp.	487	35,721
		145,483
Interactive Media & Services — 6.3%
Alphabet Inc., Class A	1,400	285,628
Alphabet Inc., Class C, NVS	1,161	238,702
Meta Platforms Inc., Class A	574	395,589
		919,919
IT Services — 1.7%
Accenture PLC, Class A	247	95,083
Amdocs Ltd.	76	6,702
Gartner Inc.(a)	65	35,284
GoDaddy Inc., Class A(a)	505	107,388
		244,457
Machinery — 4.3%
Allison Transmission Holdings Inc.	111	13,047
Caterpillar Inc.	84	31,201
Crane Co.	213	36,278
Donaldson Co. Inc.	693	49,335
Graco Inc.	1,488	125,245
Ingersoll Rand Inc.	843	79,073
ITT Inc.	708	106,922
Lincoln Electric Holdings Inc.	311	61,821
Mueller Industries Inc.	1,149	90,484
Otis Worldwide Corp.	112	10,687
Pentair PLC	55	5,702
SPX Technologies Inc.(a)	87	12,921
Westinghouse Air Brake Technologies Corp.	40	8,317
		631,033
Metals & Mining — 0.2%
Carpenter Technology Corp.	172	33,206
Reliance Inc.	4	1,158
		34,364
Oil, Gas & Consumable Fuels — 1.8%
DT Midstream Inc.(a)	926	93,600
Hess Midstream LP, Class A	915	37,067
SM Energy Co.	646	24,522
Targa Resources Corp.	537	105,682
		260,871
Security	Shares	Value
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	45	$5,264
Professional Services — 1.5%
Automatic Data Processing Inc.	132	39,997
CACI International Inc., Class A(a)	45	17,382
ExlService Holdings, Inc.(a)	249	12,515
SS&C Technologies Holdings Inc.	1,576	127,577
Verisk Analytics Inc., Class A	90	25,870
		223,341
Semiconductors & Semiconductor Equipment — 9.3%
Analog Devices Inc.	91	19,282
Applied Materials Inc.	225	40,579
Broadcom Inc.	1,277	282,562
Cirrus Logic Inc.(a)	313	31,438
KLA Corp.	18	13,288
MACOM Technology Solutions Holdings Inc.(a)	26	3,438
Nvidia Corp.	7,826	939,668
Onto Innovation Inc.(a)	75	15,357
Universal Display Corp.	27	4,048
		1,349,660
Software — 11.8%
Adobe Inc.(a)	2	875
Autodesk Inc.(a)	75	23,350
Box Inc., Class A(a)	2,241	74,827
Cadence Design Systems Inc.(a)	426	126,786
Check Point Software Technologies Ltd.(a)	1,327	289,313
CommVault Systems Inc.(a)	595	94,760
Guidewire Software Inc.(a)	54	11,409
Manhattan Associates Inc.(a)	22	4,589
Microsoft Corp.	1,892	785,293
Oracle Corp.	459	78,058
Palo Alto Networks Inc.(a)	19	3,504
PTC Inc.(a)	384	74,296
Q2 Holdings Inc.(a)	146	13,895
Synopsys Inc.(a)	184	96,688
Tenable Holdings Inc.(a)	447	19,261
Teradata Corp.(a)	318	10,147
Zeta Global Holdings Corp., Class A(a)	393	7,212
		1,714,263
Specialty Retail — 8.9%
Abercrombie & Fitch Co., Class A(a)	276	32,949
AutoZone Inc.(a)	4	13,401
Dick's Sporting Goods Inc.	254	60,973
Gap Inc. (The)	593	14,273
Lowe's Companies Inc.	868	225,715
Murphy USA Inc.	46	23,134
O'Reilly Automotive Inc.(a)	22	28,477
Penske Automotive Group Inc.	105	17,391
Ross Stores Inc.	2,387	359,387
TJX Companies Inc. (The)	3,794	473,453
Williams-Sonoma Inc.	174	36,778
		1,285,931
Technology Hardware, Storage & Peripherals — 6.5%
Apple Inc.	3,372	795,792
NetApp Inc.	353	43,101
Pure Storage Inc., Class A(a)	1,466	99,380
		938,273
Textiles, Apparel & Luxury Goods — 0.5%
Deckers Outdoor Corp.(a)	400	70,944
Skechers USA Inc., Class A(a)	5	377
		71,321
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Thematic Rotation Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Trading Companies & Distributors — 0.7%
Applied Industrial Technologies Inc.	64	$16,642
Fastenal Co.	530	38,817
WW Grainger Inc.	43	45,695
		101,154
Total Long-Term Investments — 98.2% (Cost: $12,827,590)		14,270,255
Short-Term Securities
Money Market Funds — 1.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(c)(d)(e)	11,278	11,284
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(c)(d)	260,000	260,000
Total Short-Term Securities — 1.8% (Cost: $271,284)		271,284
Total Investments — 100.0% (Cost: $13,098,874)		14,541,539
Liabilities in Excess of Other Assets — (0.0)%		(6,902)
Net Assets — 100.0%		$14,534,637

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$76,229	$—	$(64,923)(a)	$(19)	$(3)	$11,284	11,278	$98 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	50,000	210,000 (a)	—	—	—	260,000	260,000	1,529	—
				$(19)	$(3)	$271,284		$1,627	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini S&P 500 Index	2	03/21/25	$61	$(882)

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Thematic Rotation Active ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$882	$—	$—	$—	$882

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$5,146	$—	$—	$—	$5,146
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(1,422)	$—	$—	$—	$(1,422)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$59,029
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$14,270,255	$—	$—	$14,270,255
Short-Term Securities
Money Market Funds	271,284	—	—	271,284
	$14,541,539	$—	$—	$14,541,539
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(882)	$—	$—	$(882)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments

Statements of Assets and Liabilities (unaudited)
January 31, 2025

	BlackRock U.S. Carbon Transition Readiness ETF	BlackRock World ex U.S. Carbon Transition Readiness ETF	iShares FinTech Active ETF	iShares Health Innovation Active ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$1,279,596,318	$256,132,890	$6,487,887	$3,112,187
Investments, at value—affiliated(c)	21,017,729	1,790,000	718,790	259,146
Cash	78,171	37,522	9,145	9,965
Cash pledged for futures contracts	694,000	99,000	—	—
Foreign currency, at value(d)	—	101,606	—	—
Receivables:
Investments sold	—	—	2,481	299
Securities lending income—affiliated	867	6	190	56
Dividends—unaffiliated	548,355	340,565	7,468	1,808
Dividends—affiliated	42,926	5,727	483	327
Tax reclaims	—	1,104,433	859	390
Foreign withholding tax claims	—	22,211	—	—
Total assets	1,301,978,366	259,633,960	7,227,303	3,384,178
LIABILITIES
Collateral on securities loaned, at value	7,646,288	—	438,718	179,204
Payables:
Investments purchased	—	—	—	5,778
Investment advisory fees	155,102	42,326	3,630	2,222
Professional fees	—	43,102	—	—
Variation margin on futures contracts	71,966	30,280	—	—
Total liabilities	7,873,356	115,708	442,348	187,204
Commitments and contingent liabilities
NET ASSETS	$1,294,105,010	$259,518,252	$6,784,955	$3,196,974
NET ASSETS CONSIST OF
Paid-in capital	$1,051,556,536	$321,633,908	$6,060,305	$3,748,831
Accumulated earnings (loss)	242,548,474	(62,115,656)	724,650	(551,857)
NET ASSETS	$1,294,105,010	$259,518,252	$6,784,955	$3,196,974
NET ASSET VALUE
Shares outstanding	19,625,000	5,700,000	240,000	120,000
Net asset value	$65.94	$45.53	$28.27	$26.64
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$996,206,734	$247,486,358	$5,378,815	$2,847,011
(b) Securities loaned, at value	$7,509,481	$—	$415,898	$173,253
(c) Investments, at cost—affiliated	$21,017,729	$1,790,000	$718,785	$259,090
(d) Foreign currency, at cost	$—	$105,495	$—	$—
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited)(continued)
January 31, 2025

	iShares International Country Rotation Active ETF	iShares Large Cap Core Active ETF	iShares Large Cap Value Active ETF	iShares U.S. Equity Factor Rotation Active ETF
ASSETS
Investments, at value—unaffiliated(a)	$—	$7,807,643	$16,190,531	$14,713,144,131
Investments, at value—affiliated(b)	5,918,553	40,000	160,000	96,830,000
Cash	1,384	6,317	3,088	8,908
Receivables:
Securities lending income—affiliated	—	32	3	705
Capital shares sold	—	—	15,065	314,696
Dividends—unaffiliated	—	1,382	17,247	6,419,054
Dividends—affiliated	40	341	343	290,897
Tax reclaims	—	35	—	—
Total assets	5,919,977	7,855,750	16,386,277	14,817,008,391
LIABILITIES
Payables:
Investment advisory fees	147	2,337	—	3,142,349
Total liabilities	147	2,337	—	3,142,349
Commitments and contingent liabilities
NET ASSETS	$5,919,830	$7,853,413	$16,386,277	$14,813,866,042
NET ASSETS CONSIST OF
Paid-in capital	$6,004,089	$5,868,754	$15,172,350	$12,766,576,519
Accumulated earnings (loss)	(84,259)	1,984,659	1,213,927	2,047,289,523
NET ASSETS	$5,919,830	$7,853,413	$16,386,277	$14,813,866,042
NET ASSET VALUE
Shares outstanding	240,000	230,000	500,000	282,025,000
Net asset value	$24.67	$34.15	$32.77	$52.53
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$—	$6,370,925	$15,196,722	$13,045,926,372
(b) Investments, at cost—affiliated	$5,985,717	$40,000	$160,000	$96,830,000
See notes to financial statements.
Statements of Assets and Liabilities

Statements of Assets and Liabilities (unaudited)(continued)
January 31, 2025

	iShares U.S. Industry Rotation Active ETF	iShares U.S. Thematic Rotation Active ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$19,854,864	$14,270,255
Investments, at value—affiliated(c)	92,090	271,284
Cash	7,499	1,860
Cash pledged for futures contracts	—	4,000
Receivables:
Investments sold	3,424,715	—
Securities lending income—affiliated	9	13
Dividends—unaffiliated	9,079	5,272
Dividends—affiliated	253	411
Total assets	23,388,509	14,553,095
LIABILITIES
Collateral on securities loaned, at value	12,088	11,293
Payables:
Investments purchased	3,437,364	—
Investment advisory fees	6,836	6,848
Variation margin on futures contracts	—	317
Total liabilities	3,456,288	18,458
Commitments and contingent liabilities
NET ASSETS	$19,932,221	$14,534,637
NET ASSETS CONSIST OF
Paid-in capital	$18,297,684	$12,416,000
Accumulated earnings	1,634,537	2,118,637
NET ASSETS	$19,932,221	$14,534,637
NET ASSET VALUE
Shares outstanding	700,000	420,000
Net asset value	$28.47	$34.61
Shares authorized	Unlimited	Unlimited
Par value	None	None
(a) Investments, at cost—unaffiliated	$18,165,195	$12,827,590
(b) Securities loaned, at value	$11,683	$11,022
(c) Investments, at cost—affiliated	$92,090	$271,284
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited)
Six Months Ended January 31, 2025

	BlackRock U.S. Carbon Transition Readiness ETF	BlackRock World ex U.S. Carbon Transition Readiness ETF	iShares FinTech Active ETF	iShares Health Innovation Active ETF
INVESTMENT INCOME
Dividends—unaffiliated	$8,389,018	$2,790,281	$27,747	$8,231
Dividends—affiliated	303,764	34,851	3,302	4,044
Interest—unaffiliated	—	2,871	97	104
Securities lending income—affiliated—net	16,105	519	1,254	769
Non-cash dividends—unaffiliated	—	201,859	—	—
Other income—unaffiliated	—	530	—	—
Foreign taxes withheld	—	(246,036)	(1,373)	—
Foreign withholding tax claims	—	215,274	—	—
Total investment income	8,708,887	3,000,149	31,027	13,148
EXPENSES
Investment advisory	1,872,651	453,648	18,635	16,554
Commitment costs	2,252	452	9	6
Professional	—	45,664	—	—
Total expenses	1,874,903	499,764	18,644	16,560
Less:
Investment advisory fees waived	(954,901)	(195,081)	(62)	(75)
Total expenses after fees waived	920,002	304,683	18,582	16,485
Net investment income (loss)	7,788,885	2,695,466	12,445	(3,337)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	8,245,557	(512,055)	330,448	(93,535)
Investments—affiliated	(725)	9	12	50
Foreign currency transactions	—	(25,458)	(939)	(468)
Futures contracts	1,254,500	(110,525)	—	—
In-kind redemptions—unaffiliated(a)	26,670,833	3,516,370	—	201,513
	36,170,165	2,868,341	329,521	107,560
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	79,347,542	(5,446,289)	521,184	(46,140)
Investments—affiliated	(820)	(17)	(27)	(22)
Foreign currency translations	—	(47,841)	41	161
Futures contracts	(63,391)	(25,504)	—	—
	79,283,331	(5,519,651)	521,198	(46,001)
Net realized and unrealized gain (loss)	115,453,496	(2,651,310)	850,719	61,559
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$123,242,381	$44,156	$863,164	$58,222
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations

Statements of Operations (unaudited)(continued)
Six Months Ended January 31, 2025

	iShares International Country Rotation Active ETF(a)	iShares Large Cap Core Active ETF	iShares Large Cap Value Active ETF	iShares U.S. Equity Factor Rotation Active ETF
INVESTMENT INCOME
Dividends—unaffiliated	$—	$35,184	$114,035	$74,161,276
Dividends—affiliated	85,742	2,347	1,774	1,187,381
Interest—unaffiliated	—	95	121	—
Securities lending income—affiliated—net	—	153	52	8,606
Foreign taxes withheld	—	(243)	(424)	—
Total investment income	85,742	37,536	115,558	75,357,263
EXPENSES
Investment advisory	5,099	14,302	27,738	16,815,200
Commitment costs	—	13	18	21,790
Total expenses	5,099	14,315	27,756	16,836,990
Less:
Investment advisory fees waived	(4,724)	(797)	(22,005)	(2,568,756)
Total expenses after fees waived	375	13,518	5,751	14,268,234
Net investment income	85,367	24,018	109,807	61,089,029
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	—	(236,603)	(114,955)	(83,189,068)
Investments—affiliated	(17,389)	(79)	11	(11,219)
Capital gain distributions from underlying funds—affiliated	2,083	—	—	—
Foreign currency transactions	—	—	(25)	—
In-kind redemptions—unaffiliated(b)	—	783,571	312,497	500,939,194
	(15,306)	546,889	197,528	417,738,907
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	—	132,138	13,982	869,635,614
Investments—affiliated	(67,164)	—	—	(3)
	(67,164)	132,138	13,982	869,635,611
Net realized and unrealized gain (loss)	(82,470)	679,027	211,510	1,287,374,518
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,897	$703,045	$321,317	$1,348,463,547
(a) For the period from December 03, 2024 (commencement of operations) to January 31, 2025.
(b) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited)(continued)
Six Months Ended January 31, 2025

	iShares U.S. Industry Rotation Active ETF	iShares U.S. Thematic Rotation Active ETF
INVESTMENT INCOME
Dividends—unaffiliated	$92,260	$36,296
Dividends—affiliated	1,511	1,529
Interest—unaffiliated	88	128
Securities lending income—affiliated—net	51	98
Foreign taxes withheld	(61)	(9)
Total investment income	93,849	38,042
EXPENSES
Investment advisory	32,634	27,620
Commitment costs	26	17
Total expenses	32,660	27,637
Less:
Investment advisory fees waived	(28)	(29)
Total expenses after fees waived	32,632	27,608
Net investment income	61,217	10,434
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	146,130	63,368
Investments—affiliated	(1)	(19)
Foreign currency transactions	(9)	19
Futures contracts	—	5,146
In-kind redemptions—unaffiliated(a)	—	750,148
	146,120	818,662
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	1,286,181	6,449
Investments—affiliated	—	(3)
Futures contracts	—	(1,422)
	1,286,181	5,024
Net realized and unrealized gain	1,432,301	823,686
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,493,518	$834,120
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations

Statements of Changes in Net Assets

	BlackRock U.S. Carbon Transition Readiness ETF		BlackRock World ex U.S. Carbon Transition Readiness ETF
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$7,788,885	$19,638,789	$2,695,466	$10,604,742
Net realized gain	36,170,165	181,262,017	2,868,341	12,590,119
Net change in unrealized appreciation (depreciation)	79,283,331	47,562,945	(5,519,651)	(229,552)
Net increase in net assets resulting from operations	123,242,381	248,463,751	44,156	22,965,309
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(9,378,436)(b)	(20,232,185)	(4,168,941)(b)	(12,173,850)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(62,630,675)	(669,338,537)	(29,613,279)	(293,796,874)
NET ASSETS
Total increase (decrease) in net assets	51,233,270	(441,106,971)	(33,738,064)	(283,005,415)
Beginning of period	1,242,871,740	1,683,978,711	293,256,316	576,261,731
End of period	$1,294,105,010	$1,242,871,740	$259,518,252	$293,256,316

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares FinTech Active ETF		iShares Health Innovation Active ETF
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$12,445	$37,212	$(3,337)	$(4,667)
Net realized gain	329,521	80,267	107,560	176,596
Net change in unrealized appreciation (depreciation)	521,198	287,559	(46,001)	(31,984)
Net increase in net assets resulting from operations	863,164	405,038	58,222	139,945
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(13,524)(b)	(50,103)	—	(1,153)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	1,061,916	—	(1,026,178)	(1,909,142)
NET ASSETS
Total increase (decrease) in net assets	1,911,556	354,935	(967,956)	(1,770,350)
Beginning of period	4,873,399	4,518,464	4,164,930	5,935,280
End of period	$6,784,955	$4,873,399	$3,196,974	$4,164,930

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets

Statements of Changes in Net Assets(continued)

	iShares International Country Rotation Active ETF	iShares Large Cap Core Active ETF
	Period From 12/03/24(a) to 01/31/25 (unaudited)	Six Months Ended 01/31/25 (unaudited)	Period From 10/24/23(a) to 07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$85,367	$24,018	$38,350
Net realized gain (loss)	(15,306)	546,889	94,041
Net change in unrealized appreciation (depreciation)	(67,164)	132,138	1,304,580
Net increase in net assets resulting from operations	2,897	703,045	1,436,971
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(87,156)(c)	(32,983)(c)	(32,858)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	6,004,089	(35,390)	5,814,628
NET ASSETS
Total increase in net assets	5,919,830	634,672	7,218,741
Beginning of period	—	7,218,741	—
End of period	$5,919,830	$7,853,413	$7,218,741

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares Large Cap Value Active ETF		iShares U.S. Equity Factor Rotation Active ETF
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$109,807	$127,109	$61,089,029	$27,307,158
Net realized gain	197,528	686,909	417,738,907	78,561,323
Net change in unrealized appreciation (depreciation)	13,982	437,892	869,635,611	793,780,772
Net increase in net assets resulting from operations	321,317	1,251,910	1,348,463,547	899,649,253
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(87,021)(b)	(124,837)	(57,598,326)(b)	(19,432,993)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	8,833,533	(318,240)	3,383,978,233	9,226,052,475
NET ASSETS
Total increase in net assets	9,067,829	808,833	4,674,843,454	10,106,268,735
Beginning of period	7,318,448	6,509,615	10,139,022,588	32,753,853
End of period	$16,386,277	$7,318,448	$14,813,866,042	$10,139,022,588

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets

Statements of Changes in Net Assets(continued)

	iShares U.S. Industry Rotation Active ETF		iShares U.S. Thematic Rotation Active ETF
	Six Months Ended 01/31/25 (unaudited)	Period From 03/26/24(a) to 07/31/24	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$61,217	$10,454	$10,434	$23,408
Net realized gain (loss)	146,120	(203,568)	818,662	487,907
Net change in unrealized appreciation (depreciation)	1,286,181	403,488	5,024	887,296
Net increase in net assets resulting from operations	1,493,518	210,374	834,120	1,398,611
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(61,817)(c)	(7,538)	(74,880)(c)	(20,946)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	9,128,931	9,168,753	6,317,245	1,142,729
NET ASSETS
Total increase in net assets	10,560,632	9,371,589	7,076,485	2,520,394
Beginning of period	9,371,589	—	7,458,152	4,937,758
End of period	$19,932,221	$9,371,589	$14,534,637	$7,458,152

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	BlackRock U.S. Carbon Transition Readiness ETF
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Period From 04/06/21(a) to 07/31/21
Net asset value, beginning of period	$60.11	$50.57	$45.83	$50.58	$46.60
Net investment income(b)	0.39	0.74	0.72	0.65	0.17
Net realized and unrealized gain (loss)(c)	5.92	9.56	4.74	(4.00)	3.90
Net increase (decrease) from investment operations	6.31	10.30	5.46	(3.35)	4.07
Distributions(d)
From net investment income	(0.48)(e)	(0.76)	(0.72)	(0.63)	(0.09)
From net realized gain	—	—	—	(0.77)	—
Total distributions	(0.48)	(0.76)	(0.72)	(1.40)	(0.09)
Net asset value, end of period	$65.94	$60.11	$50.57	$45.83	$50.58
Total Return(f)
Based on net asset value	10.51%(g)	20.61%(h)	12.16%	(6.90)%	8.74%(g)
Ratios to Average Net Assets(i)
Total expenses	0.30%(j)	0.29%	0.29%	0.29%	0.29%(j)
Total expenses after fees waived	0.15%(j)	0.14%	0.14%	0.14%	0.14%(j)
Net investment income	1.23%(j)	1.41%	1.59%	1.31%	1.07%(j)
Supplemental Data
Net assets, end of period (000)	$1,294,105	$1,242,872	$1,683,979	$1,409,350	$1,423,889
Portfolio turnover rate(k)	19%	46%	31%	58%	13%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(i) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j) Annualized.
(k) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

	BlackRock World ex U.S. Carbon Transition Readiness ETF
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Period From 04/06/21(a) to 07/31/21
Net asset value, beginning of period	$46.00	$43.41	$39.85	$48.06	$46.16
Net investment income(b)	0.48 (c)	1.16	1.20	1.23	0.39
Net realized and unrealized gain (loss)(d)	(0.21)	2.97	3.69	(7.93)	1.82
Net increase (decrease) from investment operations	0.27	4.13	4.89	(6.70)	2.21
Distributions(e)
From net investment income	(0.74)(f)	(1.54)	(1.33)	(1.30)	(0.31)
From net realized gain	—	—	—	(0.21)	—
Total distributions	(0.74)	(1.54)	(1.33)	(1.51)	(0.31)
Net asset value, end of period	$45.53	$46.00	$43.41	$39.85	$48.06
Total Return(g)
Based on net asset value	0.63%(c)(h)	9.70%	12.50%	(14.15)%	4.77%(h)
Ratios to Average Net Assets(i)
Total expenses	0.37%(j)(k)	0.35%	0.35%	0.35%	0.35%(j)
Total expenses after fees waived	0.22%(j)	0.20%	0.20%	0.20%	0.20%(j)
Total expenses excluding professional fees for foreign withholding tax claims	0.35%(j)	N/A	N/A	N/A	N/A
Net investment income	2.08%(c)(j)	2.72%	2.99%	2.73%	2.58%(j)
Supplemental Data
Net assets, end of period (000)	$259,518	$293,256	$576,262	$442,315	$605,599
Portfolio turnover rate(l)	16%	45%	39%	47%	19%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended January 31,
2025:
• Net investment income per share by $0.03.
• Total return by 0.07%.
• Ratio of net investment income to average net assets by 0.13%.

(d) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(g) Where applicable, assumes the reinvestment of distributions.
(h) Not annualized.
(i) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j) Annualized.
(k) Professional fees were not annualized in the calculation of the expense ratio. If this expense was annualized, the total expense would have been 0.39%.
(l) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares FinTech Active ETF
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Period From 08/16/22(a) to 07/31/23
Net asset value, beginning of period	$24.37	$22.59	$24.99
Net investment income(b)	0.06	0.19	0.18
Net realized and unrealized gain (loss)(c)	3.91	1.84	(2.46)
Net increase (decrease) from investment operations	3.97	2.03	(2.28)
Distributions from net investment income(d)	(0.07)(e)	(0.25)	(0.12)
Net asset value, end of period	$28.27	$24.37	$22.59
Total Return(f)
Based on net asset value	16.31%(g)	9.06%	(9.09)%(g)
Ratios to Average Net Assets(h)
Total expenses	0.70%(i)	0.70%	0.70%(i)
Total expenses after fees waived	0.70%(i)	0.70%	0.70%(i)
Net investment income	0.47%(i)	0.83%	0.90%(i)
Supplemental Data
Net assets, end of period (000)	$6,785	$4,873	$4,518
Portfolio turnover rate(j)	33%	58%	83%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Health Innovation Active ETF
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Period From 09/29/20(a) to 07/31/21
Net asset value, beginning of period	$26.03	$24.73	$23.21	$30.04	$25.13
Net investment loss(b)	(0.02)	(0.03)	(0.07)	(0.13)	(0.15)
Net realized and unrealized gain (loss)(c)	0.63	1.34	1.59	(6.70)	5.06
Net increase (decrease) from investment operations	0.61	1.31	1.52	(6.83)	4.91
Distributions from net investment income(d)	—	(0.01)	—	—	—
Net asset value, end of period	$26.64	$26.03	$24.73	$23.21	$30.04
Total Return(e)
Based on net asset value	2.34%(f)	5.30%	6.56%	(22.72)%(g)	19.50%(f)
Ratios to Average Net Assets(h)
Total expenses	0.85%(i)	0.85%	0.85%	0.85%	0.85%(i)
Total expenses after fees waived	0.85%(i)	0.85%	0.85%	0.85%	0.85%(i)
Net investment loss	(0.17)%(i)	(0.12)%	(0.29)%	(0.49)%	(0.64)%(i)
Supplemental Data
Net assets, end of period (000)	$3,197	$4,165	$5,935	$7,426	$7,209
Portfolio turnover rate(j)	63%	77%	74%	103%	39%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Includes payment received from an affiliate, which impacted the Fund’s total return. Excluding the payment from an affiliate, the Fund’s total return would have been -22.73%.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

iShares International Country Rotation Active ETF
Period From 12/03/24(a) to 01/31/25 (unaudited)
Net asset value, beginning of period	$25.00
Net investment income(b)	0.36
Net realized and unrealized loss(c)	(0.33)
Net increase from investment operations	0.03
Distributions from net investment income(d)	(0.36)(e)
Net asset value, end of period	$24.67
Total Return(f)
Based on net asset value	0.17%(g)
Ratios to Average Net Assets(h)
Total expenses	0.55%(i)
Total expenses after fees waived	0.04%(i)
Net investment income	9.20%(i)
Supplemental Data
Net assets, end of period (000)	$5,920
Portfolio turnover rate(j)	14%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Large Cap Core Active ETF
	Six Months Ended 01/31/25 (unaudited)	Period From 10/24/23(a) to 07/31/24
Net asset value, beginning of period	$31.39	$25.14
Net investment income(b)	0.10	0.17
Net realized and unrealized gain(c)	2.80	6.22
Net increase from investment operations	2.90	6.39
Distributions(d)
From net investment income	(0.12)(e)	(0.14)
From net realized gain	(0.02)	—
Total distributions	(0.14)	(0.14)
Net asset value, end of period	$34.15	$31.39
Total Return(f)
Based on net asset value	9.25%(g)	25.43%(g)
Ratios to Average Net Assets(h)
Total expenses	0.38%(i)	0.38%(i)
Total expenses after fees waived	0.36%(i)	0.36%(i)
Net investment income	0.64%(i)	0.75%(i)
Supplemental Data
Net assets, end of period (000)	$7,853	$7,219
Portfolio turnover rate(j)	66%	31%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Large Cap Value Active ETF
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Period From 05/19/23(a) to 07/31/23
Net asset value, beginning of period	$31.82	$27.12	$24.95
Net investment income(b)	0.35	0.54	0.07
Net realized and unrealized gain(c)	0.87	4.69	2.10
Net increase from investment operations	1.22	5.23	2.17
Distributions from net investment income(d)	(0.27)(e)	(0.53)	—
Net asset value, end of period	$32.77	$31.82	$27.12
Total Return(f)
Based on net asset value	3.88%(g)	19.53%	8.70%(g)
Ratios to Average Net Assets(h)
Total expenses	0.55%(i)	0.55%	0.55%(i)
Total expenses after fees waived	0.11%(i)	0.53%	0.55%(i)
Net investment income	2.18%(i)	1.87%	1.42%(i)
Supplemental Data
Net assets, end of period (000)	$16,386	$7,318	$6,510
Portfolio turnover rate(j)	19%	52%	12%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares U.S. Equity Factor Rotation Active ETF
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20
Net asset value, beginning of period	$47.26	$37.43	$31.60	$37.03	$27.27	$26.52
Net investment income(a)	0.25	0.34	0.47	0.40	0.45	0.52
Net realized and unrealized gain (loss)(b)	5.25	9.77	5.88	(3.84)	9.78	0.67
Net increase (decrease) from investment operations	5.50	10.11	6.35	(3.44)	10.23	1.19
Distributions(c)
From net investment income	(0.23)(d)	(0.28)	(0.52)	(0.42)	(0.47)	(0.44)
From net realized gain	—	—	—	(1.57)	—	—
Total distributions	(0.23)	(0.28)	(0.52)	(1.99)	(0.47)	(0.44)
Net asset value, end of period	$52.53	$47.26	$37.43	$31.60	$37.03	$27.27
Total Return(e)
Based on net asset value	11.64%(f)	27.15%	20.47%	(9.94)%	37.87%	4.61%
Ratios to Average Net Assets(g)
Total expenses	0.27%(h)	0.27%	0.30%	0.30%	0.30%	0.30%
Total expenses after fees waived	0.23%(h)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	0.97%(h)	0.76%	1.51%	1.15%	1.41%	1.97%
Supplemental Data
Net assets, end of period (000)	$14,813,866	$10,139,023	$32,754	$73,470	$96,288	$89,992
Portfolio turnover rate(i)	22%	90%	118%	102%	146%	175%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares U.S. Industry Rotation Active ETF
	Six Months Ended 01/31/25 (unaudited)	Period From 03/26/24(a) to 07/31/24
Net asset value, beginning of period	$26.03	$25.00
Net investment income(b)	0.11	0.04
Net realized and unrealized gain(c)	2.43	1.02
Net increase from investment operations	2.54	1.06
Distributions from net investment income(d)	(0.10)(e)	(0.03)
Net asset value, end of period	$28.47	$26.03
Total Return(f)
Based on net asset value	9.79%(g)	4.27%(g)
Ratios to Average Net Assets(h)
Total expenses	0.42%(i)	0.42%(i)
Total expenses after fees waived	0.42%(i)	0.42%(i)
Net investment income	0.79%(i)	0.48%(i)
Supplemental Data
Net assets, end of period (000)	$19,932	$9,372
Portfolio turnover rate(j)	190%	107%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares U.S. Thematic Rotation Active ETF
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Year Ended 07/31/23	Period From 12/14/21(a) to 07/31/22
Net asset value, beginning of period	$31.08	$24.69	$21.74	$24.78
Net investment income(b)	0.04	0.11	0.17	0.09
Net realized and unrealized gain (loss)(c)	3.71	6.38	2.97	(3.06)
Net increase (decrease) from investment operations	3.75	6.49	3.14	(2.97)
Distributions(d)
From net investment income	(0.05)(e)	(0.10)	(0.19)	(0.07)
From net realized gain	(0.17)	—	—	—
Total distributions	(0.22)	(0.10)	(0.19)	(0.07)
Net asset value, end of period	$34.61	$31.08	$24.69	$21.74
Total Return(f)
Based on net asset value	12.07%(g)	26.36%	14.56%	(11.99)%(g)
Ratios to Average Net Assets(h)
Total expenses	0.60%(i)	0.60%	0.60%	0.60%(i)
Total expenses after fees waived	0.60%(i)	0.60%	0.60%	0.60%(i)
Net investment income	0.23%(i)	0.40%	0.80%	0.61%(i)
Supplemental Data
Net assets, end of period (000)	$14,535	$7,458	$4,938	$4,349
Portfolio turnover rate(j)	31%	91%	87%	43%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)
1. ORGANIZATION
BlackRock ETF Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
Fund Name	Herein Referred To As	Diversification Classification
BlackRock U.S. Carbon Transition Readiness ETF	U.S. Carbon Transition Readiness	Diversified
BlackRock World ex U.S. Carbon Transition Readiness ETF	World ex U.S. Carbon Transition Readiness	Diversified
iShares FinTech Active ETF(a)	FinTech Active	Non-diversified
iShares Health Innovation Active ETF(b)	Health Innovation Active	Diversified
iShares International Country Rotation Active ETF (c)	International Country Rotation Active	Non-diversified
iShares Large Cap Core Active ETF(d)	Large Cap Core Active	Non-diversified
iShares Large Cap Value Active ETF(e)	Large Cap Value Active	Non-diversified
iShares U.S. Equity Factor Rotation Active ETF(f)	U.S. Equity Factor Rotation Active	Diversified
iShares U.S. Industry Rotation Active ETF(g)	U.S. Industry Rotation Active	Non-diversified
iShares U.S. Thematic Rotation Active ETF(h)	U.S. Thematic Rotation Active	Non-diversified

(a)	Formerly known as the BlackRock Future Financial and Technology ETF.
(b)	Formerly known as the BlackRock Future Health ETF.
(c)	The Fund commenced operations on December 03, 2024.
(d)	Formerly known as the BlackRock Large Cap Core ETF.
(e)	Formerly known as the BlackRock Large Cap Value ETF.
(f)	Formerly known as the BlackRock U.S. Equity Factor Rotation ETF.
(g)	Formerly known as the BlackRock U.S. Industry Rotation ETF.
(h)	Formerly known as the BlackRock Future U.S. Themes ETF.
The Funds, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of open-end equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2025, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting:  The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BFA as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
 (i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
 (ii) recapitalizations and other transactions across the capital structure
 (iii) market or relevant indices multiples of comparable issuers
 (iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
 (v) quoted prices for similar investments or assets in active markets
 (vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
 (vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
 (viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
U.S. Carbon Transition Readiness
Barclays Bank PLC	$10,347	$(10,347)	$—	$—
BNP Paribas SA	3,086,004	(3,086,004)	—	—
Citigroup Global Markets, Inc.	1,417,904	(1,417,904)	—	—
J.P. Morgan Securities LLC	319,994	(319,994)	—	—
Morgan Stanley	207,917	(207,917)	—	—
National Financial Services LLC	1,460,140	(1,460,140)	—	—
Nomura Securities International, Inc.	99,528	(99,528)	—	—
State Street Bank & Trust Co.	225,780	(225,780)	—	—
UBS AG	284,923	(284,923)	—	—
Virtu Americas LLC	396,944	(396,944)	—	—
	$7,509,481	$(7,509,481)	$—	$—
FinTech Active
Goldman Sachs & Co. LLC	$317,870	$(317,870)	$—	$—
HSBC Bank PLC	32,967	(32,967)	—	—
J.P. Morgan Securities LLC	5,753	(5,753)	—	—
Wells Fargo Securities LLC	59,308	(59,308)	—	—
	$415,898	$(415,898)	$—	$—
Health Innovation Active
BNP Paribas SA	$39,995	$(39,995)	$—	$—
BofA Securities, Inc.	4,264	(4,264)	—	—
Goldman Sachs & Co. LLC	2,670	(2,670)	—	—
HSBC Bank PLC	2,483	(2,483)	—	—
J.P. Morgan Securities LLC	2,160	(2,160)	—	—
Toronto-Dominion Bank	2,104	(2,104)	—	—
UBS AG	63,565	(63,565)	—	—
UBS Securities LLC	16,214	(16,214)	—	—
Wells Fargo Bank N.A.	24,482	(24,482)	—	—
Wells Fargo Securities LLC	15,316	(15,316)	—	—
	$173,253	$(173,253)	$—	$—
U.S. Industry Rotation Active
BofA Securities, Inc.	$2,123	$(2,123)	$—	$—
J.P. Morgan Securities LLC	9,560	(9,560)	—	—
	$11,683	$(11,683)	$—	$—
U.S. Thematic Rotation Active
Goldman Sachs & Co. LLC	$11,022	$(11,022)	$—	$—

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the BlackRock U.S. Carbon Transition Readiness ETF and iShares U.S. Equity Factor Rotation Active ETF, BFA will be paid a management fee from the Funds based on a percentage of each Fund’s average daily net assets as follows:
Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.30%
Over $1 billion, up to and including $3 billion	0.28
Over $3 billion, up to and including $5 billion	0.27
Over $5 billion, up to and including $10 billion	0.26
Over $10 billion	0.25
For its investment advisory services to the BlackRock World ex U.S. Carbon Transition Readiness ETF, BFA will be paid a management fee from the Fund based on a percentage of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.35%
Over $1 billion, up to and including $3 billion	0.33
Over $3 billion, up to and including $5 billion	0.32
Over $5 billion, up to and including $10 billion	0.30
Over $10 billion	0.29
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
For its investment advisory services to the iShares FinTech Active ETF, BFA will be paid a management fee from the Fund based on a percentage of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.70%
Over $1 billion, up to and including $3 billion	0.66
Over $3 billion, up to and including $5 billion	0.63
Over $5 billion, up to and including $10 billion	0.61
Over $10 billion	0.60
For its investment advisory services to the iShares Health Innovation Active ETF, BFA will be paid a management fee from the Fund based on a percentage of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.85%
Over $1 billion, up to and including $3 billion	0.80
Over $3 billion, up to and including $5 billion	0.77
Over $5 billion, up to and including $10 billion	0.74
Over $10 billion	0.72
For its investment advisory services to the iShares International Country Rotation Active ETF, BFA is entitled to an annual investment advisory fee of 0.55%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.
For its investment advisory services to the iShares Large Cap Core Active ETF, BFA will be paid a management fee from the Fund based on a percentage of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.38%
Over $1 billion, up to and including $3 billion	0.36
Over $3 billion, up to and including $5 billion	0.34
Over $5 billion, up to and including $10 billion	0.33
Over $10 billion	0.32
For its investment advisory services to the iShares Large Cap Value Active ETF, BFA will be paid a management fee from the Fund based on a percentage of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.55%
Over $1 billion, up to and including $3 billion	0.51
Over $3 billion, up to and including $5 billion	0.48
Over $5 billion, up to and including $10 billion	0.46
Over $10 billion	0.45
For its investment advisory services to the iShares U.S. Industry Rotation Active ETF, BFA will be paid a management fee from the Fund based on a percentage of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.42%
Over $1 billion, up to and including $3 billion	0.39
Over $3 billion, up to and including $5 billion	0.38
Over $5 billion, up to and including $10 billion	0.37
Over $10 billion	0.35
For its investment advisory services to the iShares U.S. Thematic Rotation Active ETF, BFA will be paid a management fee from the Fund based on a percentage of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.60%
Over $1 billion, up to and including $3 billion	0.56
Over $3 billion, up to and including $5 billion	0.54
Over $5 billion, up to and including $10 billion	0.52
Over $10 billion	0.51

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Expense Waivers: BFA has contractually agreed to waive 0.15% of its management fee payable for each of the BlackRock U.S. Carbon Transition Readiness and BlackRock World ex U.S. Carbon Transition Readiness ETFs, through June 30, 2026. For the iShares Large Cap Core Active ETF, BFA has contractually agreed to waive 0.02% of its management fee payable through June 30, 2026.  The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
For the iShares Large Cap Value Active ETF, BFA has contractually agreed to limit the Fund’s total annual fund operating expenses after fee waiver to 0.46% as a percentage of the Fund’s average daily net assets through June 30, 2026.  Effective October 1, 2024, BFA has contractually agreed to waive its management fees pursuant to which the management fee will be limited to 0.00% from October 1, 2024 to March 31, 2025. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
For the iShares U.S. Equity Factor Rotation Active ETF, BFA had voluntarily agreed to waive its management fee payable by the iShares U.S. Equity Factor Rotation Active ETF to limit the annual management fee paid by the Fund to 0.20%. BFA may also from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses (excluding acquired fund fees and expenses, if any). Any such voluntary waiver or reimbursement may be eliminated by BFA at any time. The waiver was discontinued as of November 27, 2024.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended January 31, 2025, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
Fund Name	Amounts Waived
U.S. Carbon Transition Readiness	$949,194
World ex U.S. Carbon Transition Readiness	194,421
Large Cap Core Active	753
Large Cap Value Active	21,981
U.S. Equity Factor Rotation Active	2,546,247
In addition, BFA has contractually agreed to waive a portion of its management fees to each Fund in an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by each Fund in other equity and fixed-income mutual funds and ETFs advised by BFA or its affiliates through June 30, 2026. BFA has also contractually agreed to waive a portion of its management fees to each Fund by an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by each Fund in money market funds advised by BFA or its affiliates through June 30, 2026. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
For the six months ended January 31, 2025, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
Fund Name	Amounts Waived
U.S. Carbon Transition Readiness	$5,707
World ex U.S. Carbon Transition Readiness	660
FinTech Active	62
Health Innovation Active	75
International Country Rotation Active	4,724
Large Cap Core Active	44
Large Cap Value Active	24
U.S. Equity Factor Rotation Active	22,509
U.S. Industry Rotation Active	28
U.S. Thematic Rotation Active	29
Sub-Adviser: BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the BlackRock U.S. Carbon Transition Readiness ETF, BlackRock World ex U.S. Carbon Transition Readiness ETF, iShares FinTech Active ETF and iShares International Country Rotation Active.
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (the "SEC") has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee.  If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each of BlackRock U.S. Carbon Transition Readiness ETF, iShares FinTech Active ETF, iShares Health Innovation Active ETF, iShares Large Cap Core Active ETF, iShares Large Cap Value Active ETF, iShares U.S. Equity Factor Rotation Active ETF, iShares U.S. Industry Rotation Active ETF and iShares U.S. Thematic Rotation Active ETF (the “Group 1 Funds”), retains 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the current securities lending agreement, each of  BlackRock World ex U.S. Carbon Transition Readiness ETF and iShares International Country Rotation Active ETF  (the “Group 2 Funds”), retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the BlackRock Multi-Asset Complex in a given calendar year exceeds a specified threshold: (1) each Group 1 Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 84% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) each Group 2 Fund will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Prior to January 1, 2025,  commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in a calendar year exceeded a specified threshold: each Group 1 Fund, pursuant to the securities lending agreement, retained  for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended January 31, 2025, the Funds paid BTC the following amounts for securities lending agent services:
Fund Name	Amounts
U.S. Carbon Transition Readiness	$4,822
World ex U.S. Carbon Transition Readiness	144
FinTech Active	328
Health Innovation Active	244
Large Cap Core Active	51
Large Cap Value Active	22
U.S. Equity Factor Rotation Active	3,454
U.S. Industry Rotation Active	19
U.S. Thematic Rotation Active	41
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the six months ended January 31, 2025, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Fund Name	Purchases	Sales	Net Realized Gain (Loss)
U.S. Carbon Transition Readiness	$74,375,947	$64,587,571	$1,375,437
World ex U.S. Carbon Transition Readiness	5,146,429	5,245,703	(10,857)
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
7. PURCHASES AND SALES
For the six months ended January 31, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
Fund Name	Purchases	Sales
U.S. Carbon Transition Readiness	$233,525,270	$234,780,632
World ex U.S. Carbon Transition Readiness	41,404,297	44,284,307
FinTech Active	1,814,852	1,710,475
Health Innovation Active	2,369,074	2,329,145
International Country Rotation Active	5,736,797	743,283
Large Cap Core Active	4,833,147	5,274,573
Large Cap Value Active	2,350,156	1,968,700
U.S. Equity Factor Rotation Active	2,796,282,628	2,751,851,517
U.S. Industry Rotation Active	29,374,220	29,070,698
U.S. Thematic Rotation Active	2,856,558	3,042,564
For the six months ended January 31, 2025, in-kind transactions were as follows:
Fund Name	In-kind Purchases	In-kind Sales
U.S. Carbon Transition Readiness	$34,610,518	$96,264,076
World ex U.S. Carbon Transition Readiness	9,780,809	38,329,135
FinTech Active	891,434	—
Health Innovation Active	—	967,137
International Country Rotation Active	999,590	—
Large Cap Core Active	3,645,872	3,222,198
Large Cap Value Active	9,676,994	1,379,013
U.S. Equity Factor Rotation Active	5,936,288,544	2,576,488,119
U.S. Industry Rotation Active	8,807,192	—
U.S. Thematic Rotation Active	8,920,764	2,686,183
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of July 31, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
Fund Name	Non-Expiring Capital Loss Carryforwards	Qualified Late-Year Ordinary Losses
U.S. Carbon Transition Readiness	$(76,159,088)	$—
World ex U.S. Carbon Transition Readiness	(72,887,548)	—
FinTech Active	(655,038)	—
Health Innovation Active	(893,871)	(2,103)
Large Cap Value Active	(15,271)	—
U.S. Equity Factor Rotation Active	(49,027,672)	—
U.S. Industry Rotation Active	(73,990)	—
U.S. Thematic Rotation Active	(79,487)	—
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
As of January 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
U.S. Carbon Transition Readiness	$1,018,740,366	$317,622,052	$(35,704,102)	$281,917,950
World ex U.S. Carbon Transition Readiness	250,522,911	29,175,181	(21,734,058)	7,441,123
FinTech Active	6,156,243	1,458,899	(408,465)	1,050,434
Health Innovation Active	3,131,299	474,971	(234,937)	240,034
International Country Rotation Active	5,985,717	80,074	(147,238)	(67,164)
Large Cap Core Active	6,411,944	1,470,210	(34,511)	1,435,699
Large Cap Value Active	15,330,135	1,484,934	(464,538)	1,020,396
U.S. Equity Factor Rotation Active	13,158,617,498	1,812,539,709	(161,183,076)	1,651,356,633
U.S. Industry Rotation Active	18,386,863	1,873,709	(313,618)	1,560,091
U.S. Thematic Rotation Active	13,099,818	1,531,009	(90,170)	1,440,839
9. LINE OF CREDIT
The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month Overnight Bank Fund Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum.  The agreement expires in April 2025 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended January 31, 2025, the Funds did not borrow under the credit agreement.
10. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.  In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors.  When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio.  Investment percentages in specific sectors are presented in the  Schedule of Investments.
FinTech Active invests a significant portion of its assets within the financials sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets.The impact of changes in capital requirements and recent or future regulation on any individual financial company, or on the financials sector as a whole, cannot be predicted, but may negatively impact the Fund.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 01/31/25		Year Ended 07/31/24
Fund Name	Shares	Amount	Shares	Amount
U.S. Carbon Transition Readiness
Shares sold	550,000	$35,290,514	4,400,000	$217,761,426
Shares redeemed	(1,600,000)	(97,921,189)	(17,025,000)	(887,099,963)
	(1,050,000)	$(62,630,675)	(12,625,000)	$(669,338,537)
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
	Six Months Ended 01/31/25		Year Ended 07/31/24
Fund Name	Shares	Amount	Shares	Amount
World ex U.S. Carbon Transition Readiness
Shares sold	225,000	$10,248,512	675,000	$26,335,156
Shares redeemed	(900,000)	(39,861,791)	(7,575,000)	(320,132,030)
	(675,000)	$(29,613,279)	(6,900,000)	$(293,796,874)
FinTech Active
Shares sold	40,000	$1,061,916	—	$—
Health Innovation Active
Shares redeemed	(40,000)	$(1,026,178)	(80,000)	$(1,909,142)

	Period Ended 01/31/25(a)
Fund Name	Shares	Amount
International Country Rotation Active
Shares sold	240,000	$6,004,089

	Six Months Ended 01/31/25		Period Ended 07/31/24(b)
Fund Name	Shares	Amount	Shares	Amount
Large Cap Core Active
Shares sold	120,000	$3,906,445	250,000	$6,419,747
Shares redeemed	(120,000)	(3,941,835)	(20,000)	(605,119)
	—	$(35,390)	230,000	$5,814,628

	Six Months Ended 01/31/25		Year Ended 07/31/24
Fund Name	Shares	Amount	Shares	Amount
Large Cap Value Active
Shares sold	320,000	$10,467,800	130,000	$3,691,610
Shares redeemed	(50,000)	(1,634,267)	(140,000)	(4,009,850)
	270,000	$8,833,533	(10,000)	$(318,240)
U.S. Equity Factor Rotation Active
Shares sold	118,900,000	$5,990,165,711	236,000,000	$10,213,323,645
Shares redeemed	(51,400,000)	(2,606,187,478)	(22,350,000)	(987,271,170)
	67,500,000	$3,383,978,233	213,650,000	$9,226,052,475

	Six Months Ended 01/31/25		Period Ended 07/31/24(c)
Fund Name	Shares	Amount	Shares	Amount
U.S. Industry Rotation Active
Shares sold	340,000	$9,128,931	360,000	$9,168,753

	Six Months Ended 01/31/25		Year Ended 07/31/24
Fund Name	Shares	Amount	Shares	Amount
U.S. Thematic Rotation Active
Shares sold	260,000	$9,040,595	40,000	$1,142,729
Shares redeemed	(80,000)	(2,723,350)	—	—
	180,000	$6,317,245	40,000	$1,142,729

(a)	The Fund commenced operations on December 03, 2024.
(b)	The Fund commenced operations on October 24, 2023.
(c)	The Fund commenced operations on March 26, 2024.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator or BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for Funds using a clearing facility outside of the continuous net settlement process, each Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
As of January 31, 2025, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:
BlackRock ETF	Shares
FinTech Active	160,000
International Country Rotation Active	200,000
Large Cap Core Active	185,000
Large Cap Value Active	110,000
U.S. Industry Rotation Active	200,000
12. FOREIGN WITHHOLDING TAX CLAIMS
BlackRock World ex U.S. Carbon Transition Readiness ETF has filed European Union Discrimination Claims (“ECJ Claims”) to recover taxes withheld by either Finland or Poland (the “ECJ Paying Countries”) on dividend income based upon certain provisions in the Treaty on the Functioning of the European Union. The Fund has recorded receivables for all recoverable taxes withheld by the ECJ Paying Countries based upon previous determinations made by the local tax authorities.  Professional and other fees associated with the filing of these claims for foreign withholding taxes have been approved by the Board as appropriate expenses of the Fund. Based upon the Fund's evaluation of the facts and circumstances related to the outstanding ECJ Claims, ECJ Paying Countries' tax claim receivables and related liabilities are disclosed in the Statement of Assets and Liabilities. The collection of these receivables, and any payment of associated liabilities, depends upon future determinations made by the local tax authorities, the outcome of which is uncertain. If such future determinations are unfavorable, the potential negative impact to the Fund, as of January 31, 2025, is $21,990 or $0.00 per share.
The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which the BlackRock World ex U.S. Carbon Transition Readiness ETF is able to pass through to shareholders as a foreign tax credit in the current year, the Fund, will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.
13. SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following item was noted:
On February 20, 2025, the Board approved a change in the name of BlackRock U.S. Carbon Transition Readiness ETF to iShares U.S. Carbon Transition Readiness Aware Active ETF and BlackRock World ex U.S. Carbon Transition Readiness ETF to iShares World ex U.S. Carbon Transition Readiness Aware Active ETF and certain changes to each Fund’s investment strategy and investment process. These changes are expected to become effective on or about November 28, 2025.
Notes to Financial Statements

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Fund and Service Providers
Investment Adviser	Independent Registered Public Accounting Firm
BlackRock Fund Advisors San Francisco, CA 94105	PricewaterhouseCoopers LLP Philadelphia, Pennsylvania 19103
Sub-Adviser	Legal Counsel
BlackRock International Limited Edinburgh, EH3 8BL United Kingdom	Sidley Austin LLP New York, NY 10019
Administrator, Custodian and Transfer Agent	Address of the Trust
State Street Bank and Trust Company Boston, MA, 02114	100 Bellevue Parkway Wilmington, DE 19809
Distributor
BlackRock Investments, LLC New York, NY 10001

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement
The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock ETF Trust (the “Trust”) met on November 18-20, 2024 (the “Organizational Meeting”) to consider the initial approval of the proposed investment advisory agreement (the “Agreement”) between the Trust, on behalf of iShares International Country Rotation Active ETF (the “Fund”), and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Fund’s investment advisor. The Agreement was the same agreement that had been previously approved by the Board with respect to certain series of the Trust.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Trust is required to consider the initial approval of the Agreement. The Board members whom are not “interested persons” of the Fund, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”).  In connection with this deliberative process, the Board assessed, among other things, the nature, extent and quality of the services to be provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services.
At the Organizational Meeting, the Board received and reviewed materials relating to its consideration of the proposed Agreement.  The Board considered all factors it believed relevant with respect to the Fund, including, among other things: (a) the nature, extent and quality of the services to be provided by BlackRock; (b) the investment performance of BlackRock portfolio management; (c) the advisory fee and the estimated cost of the services and estimated profits to be realized by BlackRock and its affiliates from their relationship with the Fund; (d) the existence and sharing of potential economies of scale; (e) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; (f) possible alternatives to the proposed Agreement; (g) the policies and practices of BlackRock with respect to portfolio transactions for the Fund; (h) BlackRock’s portfolio compliance systems and capabilities; and (i) other factors deemed relevant by the Board Members.
In considering approval of the Agreement, the Board met with the relevant investment advisory personnel from BlackRock and considered all information it deemed reasonably necessary to evaluate the terms of the Agreement.  The Board received materials in advance of the Organizational Meeting relating to its consideration of the Agreement, including (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) regarding the Fund’s fees and estimated expense ratio as compared with a peer group of funds as determined by Broadridge (“Expense Peers”); (b) information regarding BlackRock’s economic outlook for the Fund and its general investment outlook for the markets; (c) information regarding fees paid to service providers that are affiliates of BlackRock; and (d) information outlining the legal duties of the Board under the 1940 Act with respect to the consideration and approval of the Agreement.  The Board also noted information received at prior Board meetings concerning compliance records and regulatory matters relating to BlackRock.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management and BlackRock’s services related to the valuation and pricing of the portfolio holdings of the Fund.  The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board.  The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services to be Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services to be provided by BlackRock, including the investment advisory services to be provided to the Fund.  The Board received information concerning the investment philosophy and investment process to be used by BlackRock in managing the Fund, as well as a description of the capabilities, personnel and services of BlackRock. The Board considered the scope of the services provided by BlackRock to the Fund under the Agreement relative to services typically provided by third parties to other funds.  The Board noted that the standard of care applicable under the Agreement was comparable to that found generally in investment company advisory agreements.  The Board concluded that the scope of BlackRock’s services to be provided to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to meet the Fund’s investment objective(s), compliance with investment restrictions, tax and reporting requirements and related shareholder services.
The Board, including the Independent Board Members, also considered the quality of the administrative and other non-investment advisory services to be provided by BlackRock and its affiliates to the Fund.  The Board evaluated the procedures of BlackRock designed to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including BlackRock’s code of ethics (regulating the personal trading of BlackRock’s officers and employees), the procedures by which BlackRock allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of BlackRock in these matters.  The Board also noted information received at prior Board meetings concerning standards of BlackRock with respect to the execution of portfolio transactions.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group.  The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.  The Board also considered the business reputation of BlackRock and its financial resources and concluded that BlackRock would be able to meet any reasonably foreseeable obligation under the Agreement.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services to be provided to the Fund.  The Board considered that BlackRock and its affiliates will provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund.  In particular, BlackRock and its affiliates will provide the Fund with administrative services, including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with
Disclosure of Investment Advisory Agreement

Disclosure of Investment Advisory Agreement  (continued)
regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services.  The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.
B. The Investment Performance of the Fund
The Board, including the Independent Board Members, previously received and considered information about BlackRock’s investment performance for other funds.  The Board, however, did not consider the performance history of the Fund because the Fund was newly organized and had not yet commenced operations as of the date of the Organizational Meeting.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services to be Provided and Estimated Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Fund
In connection with the initial approval of the Agreement, the Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers.  The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.  The Board also compared the Fund’s estimated total expense ratio, as well as its estimated actual management fee rate, to those of its Expense Peers.  The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees.  The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund.  Additionally, the Board noted information received at prior Board meetings concerning the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to provide the high quality of services that is expected by the Board.  The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the varying fee structures for fund of funds can limit the value of management fee comparisons. The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the estimated actual management fee rate and estimated total expense ratio would each rank in the first quartile, relative to the Fund’s Expense Peers. The Board also noted that BlackRock has contractually agreed to waive a portion of the advisory fee payable by the Fund.
Following consideration of this information, the Board, including the independent Board Members, concluded that the fees to be paid pursuant to the Agreement were fair and reasonable in light of the services provided.
As the Fund had not commenced operations as of the date of the Organizational Meeting, BlackRock was not able to provide the Board with specific information concerning the expected profits to be realized by BlackRock and its affiliates from their relationships with the Fund.  BlackRock, however, will provide the Board with such information at future meetings.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending, ETF servicing and cash management services.  The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations.  The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreement, the Board noted that it considered information regarding BlackRock’s brokerage and soft dollar practices and received and reviewed reports from BlackRock and its affiliates at prior meetings of the boards of directors/trustees of other funds in the BlackRock Multi-Asset Complex which included information on brokerage commissions and trade execution practices.
The Board noted the competitive nature of the ETF marketplace, and that shareholders are able to redeem or sell their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement  (continued)
Conclusion
Following discussion, the Board, including the Independent Board Members, unanimously approved the Agreement between the Manager and the Trust, with respect to the Fund, for a two-year term beginning on the effective date of the Agreement.  Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders.  In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.
Disclosure of Investment Advisory Agreement

Disclosure of Investment Sub-Advisory Agreement
The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock ETF Trust (the “Trust”) met on November 18-20, 2024 (the “Meeting”) to consider the initial approval of the proposed sub-advisory agreement (the “Sub-Advisory Agreement”) between BlackRock Fund Advisors (the “Manager”), the Trust’s investment advisor, and BlackRock International Limited (the “Sub-Advisor”) with respect to iShares International Country Rotation Active ETF (the “Fund”), a series of the Trust.
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), at the Meeting, the Board reviewed materials relating to its consideration of the Sub-Advisory Agreement.  The Board Members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”).  At the Meeting, the Board also considered the initial approval of the proposed investment advisory agreement (the “Advisory Agreement”) between the Trust and the Manager, on behalf of the Fund.  At the Meeting, the Board, including the Independent Board Members, unanimously approved the Advisory Agreement between the Manager and the Trust, with respect to the Fund, for a two-year term beginning on the effective date of the Advisory Agreement. A discussion of the basis for the Board’s approval of the Advisory Agreement at the Meeting is included in this shareholder report. The factors considered by the Board at the Meeting in connection with the approval of the proposed Sub-Advisory Agreement were substantially the same as the factors considered at the Meeting with respect to approval of the Advisory Agreement.
Following discussion, the Board, including the Independent Board Members, unanimously approved the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Fund, for a two-year term beginning on the effective date of the Sub-Advisory Agreement. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Sub-Advisory Agreement were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Sub-Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
ADR	American Depositary Receipt
JSC	Joint Stock Company
NVS	Non-Voting Shares
S&P	Standard & Poor's
Glossary of Terms Used in this Report

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940

Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock ETF Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock ETF Trust

Date: March 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock ETF Trust

Date: March 24, 2025

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock ETF Trust

Date: March 24, 2025